[LOGO] FIRST AMERICAN FUNDS(TM)                                2002
                                                               SEMIANNUAL REPORT



                                  INDEX FUNDS







"Integrity and firmness is all I can promise; these, be the voyage long or short, never shall forsake me."

   _George Washington
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FIRST AMERICAN FUNDS

We believe investment success is developed over a lifetime. The approach must be strategic and goal-oriented. The portfolio must have depth and breadth. And the individual investments should deliver above-market performance over a sustained period of time.

First American Funds is a complete resource for your investments. We have a wide array of options--more than 50 mutual funds that cross all asset classes. To find out how First American Funds can help you meet your goals, contact your investment professional.


        OUR FUND FAMILY

     *  HIGHER RISK AND RETURN POTENTIAL
     |
     |  SECTOR FUNDS
     |  INTERNATIONAL FUNDS
     |  SMALL CAP FUNDS
     |  MID CAP FUNDS
     |  LARGE CAP FUNDS
  >  |  INDEX FUNDS
     |    o EQUITY INDEX
     |    o MID CAP INDEX
     |    o SMALL CAP INDEX
     |  GROWTH & INCOME FUNDS
     |  ASSET ALLOCATION FUNDS
     |  INCOME FUNDS
     |  TAX FREE INCOME FUNDS
     |  MONEY MARKET FUNDS
     |
     *  LOWER RISK AND RETURN POTENTIAL


TABLE OF CONTENTS

Message to Shareholders                      1
Schedule of Investments                      2
Statements of Assets and Liabilities        27
Statements of Operations                    28
Statements of Changes in Net Assets         29
Financial Highlights                        30
Notes to Financial Statements               32





Our merger created an opportunity for First American Funds to put on a new face--which is exactly what we did. The new logo had to reflect our comprehensive suite of First American Funds and our commitment to providing unparalleled, dedicated client service.

WE CHOSE GEORGE WASHINGTON.
His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American Funds.



MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

--------------------------------------------------------------------------------
         NOT FDIC INSURED        NO BANK GUARANTEE        MAY LOSE VALUE
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MESSAGE TO SHAREHOLDERS  April 15, 2002

DEAR SHAREHOLDERS:

On behalf of the board of directors and the entire staff of U.S. Bancorp Asset Management, Inc., thank you for your continued trust as we manage your investments. This company has grown to be a leading investment manager, as evidenced by the increasing prominence of the First American Funds family. To best serve our shareholders, we have strengthened our portfolio management team by aligning the resources they need to deliver careful investment selection and help attain our goal of superior long-term performance. We have also strengthened our ties with our partners, the financial professionals who serve your investment needs. Your continued support is our most valuable asset, and we take very seriously our commitment to providing you with a rewarding investment experience.

RECOVERY AND RENEWAL

The past six months marked a period of recovery and renewal for Americans. At the beginning of October, most of us were still reeling from the tragic events of September 11. The nation was in a state of high alert, and preparations were underway for a response in Afghanistan. The U.S. economy was in the midst of what would turn out to be a mild recession. If there were ever a time for financial markets to struggle due to the uncertainty of what lies ahead, this certainly was the time.

But any sense of pessimism and fear quickly evolved into one of firm resolve. Americans appeared determined to do whatever was necessary to get back on track. On the back of strong fiscal and monetary policy, we saw the U.S. economy begin to quickly recover. This helped propel the equity markets to a solid rebound during the last three months of 2001. This situation changed a bit as we moved into 2002, with stocks struggling in the early weeks of the new year. In particular, there were growing concerns related to the Enron scandal. The fallout from this troubled company was felt by other firms, and the net result was a short-term negative impact on the stock market. Toward the end of February and into March, the situation stabilized a bit, and stocks managed to recover some lost ground. Still, the markets remained quite volatile, and growing tensions in the Middle East certainly contributed to this.

The bond market also underwent a transformation during the six-month period. In the initial weeks after September 11, interest rates continued to decline, boosting bond values. The situation changed in November, and rates on longer-term bonds began to rise, even though the Federal Reserve continued to cut short-term interest rates in an effort to bolster the economy. Fixed-income markets stabilized again in January and February, but in March, as more positive economic news was delivered, rates climbed higher once again. As the period came to an end, it appeared that the U.S. economy was getting back on track, although the recovery was not dramatic (consistent with a rather mild recession). Positive economic news, combined with a continued environment of modest inflation, was seen as welcome news to most investors.

MONITORING YOUR PORTFOLIO

You can find more details about the specific performance of your individual fund holdings within the pages of this report, related to the first six months of the fiscal year (October 1, 2001, through March 31, 2002). Please take a few moments to review this information at your convenience.

Most importantly, be sure your portfolio continues to meet your investment objectives. In today's volatile and often uncertain market environment, it is easy to lose track of your long-term goals in the fog of short-term market swings. More than ever, a well-diversified portfolio suited to your investment objectives and risk tolerance is critical to your long-term success. I encourage you to talk to your financial professional if you feel it is an appropriate time to review your existing holdings and the progress you are making toward reaching your goals.

Thank you again for placing your trust in the First American family of funds. We look forward to helping you make your investment goals a reality.

Sincerely,

/s/ Virginia L. Stringer

VIRGINIA L. STRINGER
CHAIRPERSON OF THE BOARD
FIRST AMERICAN INVESTMENT FUNDS, INC.


/s/ Tom S. Schreier

TOM S. SCHREIER
PRESIDENT
FIRST AMERICAN INVESTMENT FUNDS, INC.


/s/ Mark Jordahl

MARK JORDAHL
CHIEF INVESTMENT OFFICER
U.S. BANCORP ASSET MANAGEMENT, INC.

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      1)
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SCHEDULE OF Investments March 31, 2002 (unaudited)

EQUITY INDEX FUND

DESCRIPTION                                    SHARES          VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 13.1%
American Greetings, Cl A                        12,844          $    233
AOL Time Warner*                               909,938            21,520
Autozone*                                       22,194             1,528
Bed Bath & Beyond*                              59,695             2,015
Best Buy*                                       43,510             3,446
Big Lots*                                       23,142               325
Black & Decker                                  16,209               754
Brunswick                                       17,842               487
Carnival                                       118,998             3,885
Centex                                          12,340               641
Circuit City Stores                             42,909               774
Clear Channel Communications*                  122,851             6,316
Comcast, Cl A*                                 194,236             6,177
Cooper Tire & Rubber                            14,767               320
Costco Wholesale*                               93,002             3,703
Dana                                            30,124               647
Darden Restaurants                              23,701               962
Delphi Automotive Systems                      113,656             1,817
Dillards, Cl A                                  16,852               402
Dollar General                                  68,368             1,113
Dow Jones & Company                             17,205             1,002
Eastman Kodak                                   59,667             1,860
Family Dollar Stores                            35,033             1,174
Federated Department Stores*                    39,181             1,601
Ford Motor                                     372,246             6,138
Fortune Brands                                  30,310             1,496
Gannett                                         54,443             4,143
Gap                                            177,779             2,674
General Motors                                 113,049             6,834
Goodyear Tire & Rubber                          33,077               846
Harley-Davidson                                 62,227             3,431
Harrah's Entertainment*                         23,292             1,031
Hasbro                                          35,073               555
Hilton Hotels                                   74,913             1,071
Home Depot                                     481,699            23,415
International Game Technology*                  18,401             1,147
Interpublic Group Companies                     84,017             2,880
J.C. Penney                                     53,539             1,109
Johnson Controls                                17,716             1,565
Jones Apparel Group*                            25,500               891
KB HOME                                         10,258               445
Knight-Ridder                                   17,034             1,170
Kohl's*                                         68,854             4,899
Leggett & Platt                                 39,876               989
Limited                                         99,568             1,782
Liz Claiborne                                   21,436               608
Lowe's*                                        159,170             6,922
Marriott International, Cl A                    48,870             2,197
Mattel                                          87,562             1,825
May Department Stores                           60,744             2,117
Maytag                                          15,580               689
McDonald's                                     264,238             7,333
McGraw-Hill                                     39,760             2,714
Meredith                                         9,973               424
New York Times, Cl A                            31,592             1,512
Newell Rubbermaid                               54,153             1,731
Nike, Cl B                                      55,097             3,306
Nordstrom                                       27,322               669
Office Depot*                                   62,273             1,236

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                    SHARES          VALUE (000)
--------------------------------------------------------------------------------
Omnicom Group                                   37,710          $  3,560
Pulte                                           14,618               699
RadioShack                                      36,754             1,104
Reebok International*                           11,910               322
Sears Roebuck and Company                       66,312             3,400
Sherwin Williams                                31,345               893
Snap-On Tools                                   11,754               400
Stanley Works                                   17,308               801
Staples*                                        93,956             1,876
Starbucks*                                      78,598             1,818
Starwood Hotels & Resorts Worldwide             40,122             1,509
Target                                         185,577             8,002
Tiffany & Company                               29,623             1,053
TJX                                             55,575             2,224
TMP Worldwide*                                  22,538               777
Toys "R" Us*                                    40,252               723
Tribune                                         61,233             2,784
Tricon Global Restaurants*                      29,613             1,741
TRW                                             25,652             1,320
Tupperware                                      11,778               268
Univision Communications, Cl A                  43,182             1,814
V.F.                                            22,501               973
Viacom, Cl B*                                  364,528            17,632
Visteon                                         26,446               438
Wal-Mart Stores                                916,199            56,154
Walt Disney                                    419,205             9,675
Wendy's International                           22,523               788
Whirlpool                                       13,543             1,023
                                                                --------
                                                                 288,267
                                                                --------
CONSUMER STAPLES - 8.7%
Alberto-Culver                                  11,837               639
Albertson's                                     83,521             2,768
Anheuser-Busch                                 181,767             9,488
Archer-Daniels-Midland                         134,242             1,870
Avon Products                                   48,558             2,638
Campbell Soup                                   83,127             2,228
Clorox                                          47,862             2,088
Coca-Cola                                      510,756            26,692
Coca-Cola Enterprises                           90,243             1,695
Colgate-Palmolive                              113,408             6,481
ConAgra                                        109,058             2,645
Coors Adolph                                     7,398               499
CVS                                             80,325             2,758
General Mills*                                  75,087             3,668
Gillette                                       216,931             7,378
H.J. Heinz                                      71,016             2,947
Hershey Foods                                   27,876             1,911
Kellogg                                         83,559             2,805
Kimberly-Clark                                 106,582             6,891
Kroger*                                        164,534             3,646
Pepsi Bottling                                  60,278             1,559
PepsiCo                                        359,642            18,522
Philip Morris                                  445,380            23,458
Procter & Gamble                               266,394            23,999
Safeway*                                       103,172             4,645
Sara Lee                                       160,908             3,340
SUPERVALU                                       27,043               698
Sysco                                          136,731             4,077
Unilever, ADR                                  117,490             6,673
UST                                             40,225             1,566

The accompanying notes are an integral part of the financial statements.

(2      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Walgreen                                        210,046        $   8,232
Winn-Dixie Stores                                28,542              458
Wrigley, William Jr.                             45,669            2,435
                                                               ---------
                                                                 191,397
                                                               ---------
ENERGY - 6.8%
Amerada Hess                                     18,229           1,447
Anadarko Petroleum                               51,135           2,886
Apache                                           28,002           1,593
Ashland                                          14,021             638
Baker Hughes                                     69,892           2,673
Burlington Resources                             41,918           1,680
ChevronTexaco                                   216,541          19,547
Conoco, Cl B                                    128,653           3,754
Devon Energy                                     31,947           1,542
EOG Resources                                    23,479             952
Exxon Mobil                                   1,406,129          61,631
Halliburton                                      88,261           1,507
Kerr-McGee                                       20,306           1,276
Marathon Oil                                     62,769           1,808
Nabors Industries*                               29,153           1,232
Noble Drilling*                                  26,818           1,110
Occidental Petroleum                             75,817           2,210
Phillips Petroleum                               78,376           4,922
Rowan*                                           19,055             439
Royal Dutch Petroleum, ADR                      436,604          23,716
Schlumberger                                    118,454           6,967
Sunoco                                           16,219             649
Transocean Sedco Forex*                          65,528           2,177
Unocal                                           49,539           1,930
                                                               ---------
                                                                148,286
                                                               ---------
FINANCIALS - 18.2%
Ace                                              53,350           2,225
AFLAC                                           107,335           3,166
Allstate                                        146,571           5,536
Ambac Financial Group                            21,461           1,268
American Express                                274,257          11,234
American International Group                    537,017          38,740
AmSouth Bancorp                                  73,986           1,626
Aon                                              54,600           1,911
Bank of America                                 322,982          21,969
Bank of New York                                151,385           6,361
Bank One                                        239,880          10,022
BB&T                                             94,769           3,612
Bear Stearns                                     22,338           1,402
Capital One Financial                            44,172           2,820
Charles Schwab                                  280,925           3,677
Charter One Financial                            45,585           1,423
Chubb                                            34,729           2,539
Cincinnati Financial                             33,203           1,450
Citigroup                                     1,057,566          52,371
Comerica                                         36,171           2,263
Conseco*                                         69,953             253
Countrywide Credit Industries                    24,771           1,109
Equity Office Properties Trust                   84,050           2,521
Equity Residential Properties Trust              54,960           1,580
Fannie Mae                                      205,350          16,403
Federal Home Loan Mortgage                      142,886           9,055
Fifth Third Bancorp                             119,854           8,088
FleetBoston Financial                           214,667           7,513
Franklin Resources                               53,732           2,252
Golden West Financial                            36,790           2,336

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Hartford Financial Services Group                50,393         $  3,433
Household International                          94,090            5,344
Huntington Bancshares                            50,933            1,003
J P Morgan Chase                                405,568           14,458
Jefferson-Pilot                                  30,539            1,529
John Hancock Financial Services                  61,060            2,332
KeyCorp                                          85,939            2,290
Lehman Brothers Holdings                         50,205            3,245
Loew's                                           39,099            2,290
Lincoln National                                 38,947            1,976
Marsh & McLennan                                 55,709            6,281
Marshall & Ilsley                                22,000            1,369
MBIA                                             30,505            1,668
MBNA                                            175,091            6,753
Mellon Financial                                 96,165            3,711
Merrill Lynch & Company                         173,108            9,587
Metlife*                                        148,600            4,681
MGIC Investment                                  21,797            1,492
Moody's                                          31,707            1,303
Morgan Stanley Dean Witter                      226,446           12,978
National City                                   124,843            3,840
Northern Trust                                   45,653            2,744
Plum Creek Timber                                37,080            1,102
PNC Financial Services                           59,191            3,640
Progressive                                      15,155            2,525
Providian Financial                              57,120              431
Regions Financial                                46,177            1,586
SAFECO                                           25,919              830
SouthTrust                                       71,224            1,880
St. Paul Companies                               42,501            1,949
State Street                                     66,743            3,696
Stilwell Financial                               44,958            1,101
SunTrust Banks                                   59,320            3,958
Synovus Financial                                59,123            1,802
T. Rowe Price Group                              25,074              976
Torchmark                                        25,160            1,014
U.S. Bancorp                                    395,884            8,935
Union Planters                                   27,866            1,321
UnumProvident                                    49,761            1,390
USA Education                                    32,299            3,159
Wachovia                                        277,880           10,304
Washington Mutual                               197,980            6,559
Wells Fargo                                     348,463           17,214
XL Capital Limited, Cl A                         27,270            2,546
Zions Bancorporation                             18,774            1,113
                                                                --------
                                                                 400,063
                                                                --------
HEALTH CARE - 14.0%
Abbott Laboratories                             319,972           16,831
Aetna                                            32,490            1,261
Allergan                                         26,581            1,718
AmerisourceBergen*                               21,359            1,459
Amgen*                                          215,386           12,854
Applera - Applied Biosystems Group               43,047              962
Bard C.R.                                        10,340              611
Bausch & Lomb                                    10,926              487
Baxter International                            121,347            7,223
Becton Dickinson                                 52,439            1,978
Biogen*                                          30,058            1,475
Biomet                                           55,512            1,502
Boston Scientific*                               82,912            2,080
Bristol-Myers Squibb                            392,698           15,900
Cardinal Health                                  92,404            6,551

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      3)
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SCHEDULE OF Investments March 31, 2002 (unaudited)

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Chiron*                                          38,432        $   1,764
Cigna                                            33,653            3,412
Eli Lilly                                       229,206           17,466
Forest Laboratories, Cl A*                       36,719            3,000
Genzyme                                          43,620            1,905
Guidant*                                         62,644            2,714
HCA                                             105,965            4,671
Health Management Associates, Cl A*              49,760            1,032
HealthSouth*                                     80,642            1,157
Humana*                                          33,669              456
Immunex*                                        111,954            3,388
Johnson & Johnson                               630,535           40,953
King Pharmaceuticals*                            50,490            1,768
Manor Care*                                      20,786              484
McKesson HBOC                                    59,089            2,212
MedImmune*                                       50,889            2,001
Medtronic                                       248,855           11,251
Merck                                           467,586           26,924
Pfizer                                        1,292,289           51,356
Pharmacia                                       266,665           12,021
Quintiles Transnational*                         24,306              431
Schering-Plough*                                300,960            9,420
St. Jude Medical*                                17,688            1,365
Stryker                                          40,415            2,438
Tenet Healthcare*                                66,899            4,484
UnitedHealth Group                               64,094            4,898
Watson Pharmaceuticals*                          21,592              585
Wellpoint Health Networks*                       29,676            1,889
Wyeth                                           271,185           17,803
Zimmer Holdings*                                 39,310            1,339
                                                               ---------
                                                                 307,479
                                                               ---------
INDUSTRIALS - 10.9%
Allied Waste Industries*                         39,982              520
American Power Conversion*                       39,647              586
AMR*                                             31,378              829
Automatic Data Processing                       124,563            7,258
Avery Dennison                                   22,277            1,360
Boeing                                          172,902            8,343
Burlington Northern Santa Fe                     78,515            2,370
Caterpillar                                      70,905            4,031
Cendant*                                        204,825            3,933
Cintas Group                                     34,898            1,740
Concord EFS*                                    104,462            3,473
Convergys*                                       34,962            1,034
Cooper Industries                                19,059              800
Crane                                            12,116              331
CSX                                              43,280            1,649
Cummins Engine                                    8,374              396
Danaher                                          30,608            2,174
Deere & Company                                  48,854            2,225
Delta Air Lines                                  24,994              818
Deluxe                                           14,355              664
Donnelley RR & Sons                              23,326              725
Dover                                            41,080            1,684
Eaton                                            14,056            1,138
Emerson Electric                                 86,823            4,983
Equifax                                          29,368              878
FedEx*                                           61,329            3,563
First Data                                       78,077            6,812
Fiserv*                                          39,172            1,802
Fluor                                            16,293              665
General Dynamics                                 40,927            3,845

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
General Electric                              2,042,358        $  76,486
Genuine Parts                                    35,183            1,294
Goodrich                                         20,668              654
Grainger (W.W)                                   19,010            1,069
H&R Block                                        37,220            1,654
Honeywell International                         167,154            6,397
Illinois Tool Works                              62,626            4,531
IMS Health                                       59,998            1,347
Ingersoll-Rand, Cl A                             41,807            2,091
ITT Industries                                   17,918            1,130
Lockheed Martin                                  91,145            5,248
Masco                                            94,332            2,589
McDermott International*                         12,564              195
Minnesota Mining & Manufacturing                 80,592            9,269
Molex                                            39,943            1,385
Navistar International*                          12,072              535
Norfolk Southern                                 79,453            1,902
Northrop Grumman                                 22,411            2,534
Paccar                                           15,569            1,140
Pall                                             24,780              508
Parker-Hannifin                                  23,840            1,190
Paychex                                          77,028            3,058
Pitney Bowes                                     48,909            2,093
Power-One*                                       15,996              131
Raytheon                                         79,718            3,272
Robert Half International*                       35,750            1,055
Rockwell Automation                              37,254              747
Rockwell Collins                                 37,218              939
Ryder System                                     12,472              368
Sabre Group Holdings, Cl A*                      27,680            1,293
Southwest Airlines                              157,622            3,050
Textron                                          28,642            1,464
Thomas & Betts                                   11,823              250
Tyco International                              410,367           13,263
US Airways Group*                                13,821               89
Union Pacific                                    50,389            3,131
United Technologies                              97,186            7,211
Waste Management                                129,051            3,517
                                                               ---------
                                                                 238,708
                                                               ---------
INFORMATION TECHNOLOGY - 16.1%
ADC Telecommunications*                         163,179              664
Adobe Systems                                    48,104            1,938
Advanced Micro Devices*                          68,973            1,015
Agilent Technologies*                            95,313            3,332
Altera*                                          79,178            1,732
Analog Devices*                                  74,994            3,378
Andrew*                                          16,530              277
Apple Computer*                                  72,639            1,719
Applied Materials*                              168,538            9,147
Applied Micro Circuits*                          60,565              485
Autodesk                                         10,685              499
Avaya*                                           70,327              519
BMC Software*                                    49,592              965
Broadcom, Cl A*                                  53,922            1,936
Ciena*                                           67,577              608
Cisco Systems*                                1,507,760           25,526
Citrix Systems*                                  38,109              659
Compaq Computer                                 350,271            3,660
Computer Associates International               118,692            2,598
Computer Sciences*                               35,126            1,783
Compuware*                                       75,501              975
Comverse Technology*                             37,661              477

The accompanying notes are an integral part of the financial statements.

(4      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Conexant Systems*                                51,892        $     625
Corning                                         194,241            1,480
Dell Computer*                                  535,888           13,992
Electronic Data Systems                          98,829            5,731
EMC*                                            455,427            5,429
Gateway*                                         65,707              415
Hewlett-Packard                                 399,066            7,159
IBM                                             354,103           36,827
Intel                                         1,379,709           41,957
Intuit*                                          43,052            1,651
Jabil Circuit*                                   40,007              941
JDS Uniphase*                                   279,012            1,643
KLA-Tencor*                                      38,455            2,557
Lexmark International Group, Cl A*               26,720            1,528
Linear Technology                                65,233            2,885
LSI Logic*                                       75,407            1,282
Lucent Technologies                             703,634            3,328
Maxim Integrated Products*                       66,981            3,732
Mercury Interactive*                             16,775              632
Micron Technology*                              123,384            4,059
Microsoft*                                    1,113,151           67,134
Millipore                                         9,735              431
Motorola                                        457,522            6,497
National Semiconductor*                          36,519            1,230
NCR*                                             19,965              893
Network Appliance*                               68,626            1,399
Nortel Networks                                 658,746            2,958
Novell*                                          73,478              286
Novellus Systems*                                29,455            1,595
NVIDIA*                                          29,720            1,318
Oracle Systems*                               1,128,719           14,448
Palm*                                           115,296              460
Parametric Technology*                           53,263              322
PeopleSoft*                                      62,263            2,274
PerkinElmer                                      25,004              463
PMC-Sierra*                                      33,500              545
QLogic*                                          19,103              946
QUALCOMM*                                       157,694            5,936
Rational Software*                               39,370              623
Sanmina*                                        107,479            1,263
Sapient*                                         25,662              122
Scientific-Atlanta                               32,280              746
Seagate Escrow Security                          45,986               13
Siebel Systems*                                  95,045            3,099
Solectron*                                      168,683            1,316
Sun Microsystems*                               667,747            5,890
Symbol Technologies                              46,300              520
Tektronix*                                       18,585              440
Tellabs*                                         83,209              871
Teradyne*                                        37,120            1,464
Texas Instruments                               356,901           11,813
Thermo Electron*                                 36,122              749
Unisys*                                          66,297              837
VERITAS Software*                                82,401            3,612
Vitesse Semiconductor*                           41,159              403
Waters*                                          26,900              752
Xerox                                           148,003            1,591
Xilinx*                                          68,973            2,749
Yahoo!*                                         128,609            2,375
                                                               ---------
                                                                 352,128
                                                               ---------
MATERIALS - 2.9%
Air Products and Chemicals                       46,706            2,412

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Alcan Aluminum, ADR                              65,972         $  2,614
Alcoa                                           174,227            6,575
Allegheny Technologies                           16,284              269
Ball                                             11,122              525
Barrick Gold                                    110,040            2,042
Bemis                                            10,689              581
Boise Cascade                                    11,773              427
Brown-Forman, Cl B                               13,868            1,009
Dow Chemical                                    185,392            6,066
E.I. du pont de Nemours                         210,736            9,936
Eastman Chemical                                 15,647              763
Ecolab                                           25,981            1,188
Engelhard                                        26,309              816
Freeport-McMoran Copper & Gold, Cl B*            29,197              514
Georgia-Pacific                                  47,230            1,415
Great Lakes Chemical                             10,167              286
Hercules*                                        21,994              293
Inco*                                            36,946              723
International Flavors & Fragrances               19,289              675
International Paper                              99,072            4,261
Louisiana Pacific                                21,193              228
MeadWestvaco                                     42,642            1,414
Newmont Mining                                   79,458            2,200
Nucor                                            15,779            1,014
Pactiv*                                          32,327              647
Phelps Dodge                                     15,979              673
Placer Dome                                      66,619              816
PPG Industries                                   34,696            1,905
Praxair                                          37,753            2,258
Rohm & Haas                                      45,300            1,915
Sealed Air*                                      16,977              799
Sigma-Aldrich                                    14,994              704
Temple-Inland                                    10,061              571
USX-U.S. Steel Group                             18,136              329
Vulcan Materials                                 20,512              975
Weyerhaeuser                                     45,264            2,845
Worthington Industries                           17,312              266
                                                                ---------
                                                                  62,949
                                                                ---------
TELECOMMUNICATION SERVICES - 4.5%
ALLTEL                                           63,895            3,549
AT&T                                            727,270           11,418
AT&T Wireless Services*                         555,557            4,972
BellSouth                                       386,092           14,231
CenturyTel                                       28,644              974
Citizens Communications*                         56,552              608
Nextel Communications, Cl A*                    168,903              909
Qwest Communications International*             342,243            2,813
SBC Communications                              683,682           25,597
Sprint                                          182,433            2,789
Sprint PCS Group*                               203,239            2,091
Verizon Communications                          557,984           25,472
WorldCom*                                       606,276            4,086
                                                                ---------
                                                                  99,509
                                                                ---------
UTILITIES - 3.1%
AES*                                            109,570              986
Allegheny Energy                                 25,426            1,051
Ameren                                           27,915            1,193
American Electric Power                          65,365            3,013
Calpine*                                         61,996              787
Cinergy                                          34,176            1,222
CMS Energy                                       26,972              610

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      5)

SCHEDULE OF Investments March 31, 2002 (unaudited)

EQUITY INDEX FUND (CONCLUDED)

DESCRIPTION                                SHARES/PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
Consolidated Edison                            43,046           $     1,804
Constellation Energy                           33,233                 1,025
Dominion Resources                             53,383                 3,478
DTE Energy                                     32,984                 1,501
Duke Energy                                   169,803                 6,419
Dynegy                                         72,088                 2,091
Edison International*                          66,084                 1,107
El Paso*                                      104,901                 4,619
Entergy                                        44,868                 1,948
Exelon                                         65,963                 3,494
FirstEnergy                                    60,445                 2,090
FPL Group                                      35,656                 2,123
Keyspan                                        28,214                 1,027
Kinder Morgan                                  25,410                 1,231
Mirant*                                        82,381                 1,190
NiSource                                       41,933                   962
NICOR                                           9,093                   414
People's Energy                                 7,210                   284
PG&E                                           88,545                 2,086
Pinnacle West Capital                          17,204                   780
PPL                                            29,733                 1,178
Progress Energy*                               44,341                 2,219
Progress Energy-CVO                             7,576                     2
Public Service Enterprises                     42,125                 1,929
Reliant Energy                                 60,468                 1,559
Sempra Energy                                  42,020                 1,057
Southern                                      141,079                 3,737
TECO Energy                                    28,330                   811
TXU                                            53,832                 2,934
Williams                                      106,068                 2,499
Xcel Energy                                    75,759                 1,920
                                                                -----------
                                                                     68,380
                                                                -----------
TOTAL COMMON STOCKS                                               2,157,166
                                                                -----------
PREFERRED STOCK - 0%
Wachovia Contra*                               85,066                    20
                                                                -----------
TOTAL PREFERRED STOCK                                                    20
                                                                -----------
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills (B)
   1.850%, 06/27/02                       $     5,000                 4,978
                                                                -----------
TOTAL U.S. TREASURY OBLIGATIONS                                       4,978
                                                                -----------
RELATED PARTY MONEY MARKET FUND - 1.6%
First American Prime Obligations Fund (A)  36,491,438                36,492
                                                                -----------
TOTAL RELATED PARTY MONEY MARKET FUND                                36,492
                                                                -----------
TOTAL INVESTMENTS - 100.1%
   (Cost $1,583,432)                                              2,198,656
                                                                -----------
OTHER ASSETS AND LIABILITIES, NET - (0.1)%                           (3,912)
                                                                -----------
TOTAL NET ASSETS - 100.0%                                       $ 2,194,744
                                                                -----------

* Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

(B) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

ADR - American Depositary Receipt

Cl - Class

MID CAP INDEX FUND

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 95.1%
CONSUMER DISCRETIONARY - 13.7%
99 Cents Only Stores*                          14,310            $   549
Abercrombie & Fitch*                           27,300                841
American Eagle Outfitters*                     19,844                492
ArvinMeritor                                   18,238                521
Bandag                                          6,014                227
Barnes & Noble*                                18,553                575
Belo                                           30,390                707
BJ's Wholesale Club*                           19,947                892
Blyth                                          13,001                345
Bob Evans Farms                                 9,180                259
Borders Group*                                 22,503                538
BorgWarner                                      7,537                474
Brinker International*                         26,846                870
Callaway Golf                                  21,500                414
Catalina Marketing, Cl C*                      15,216                555
CBRL Group                                     15,370                438
CDW Computer Centers*                          24,370              1,227
Claire's Stores                                13,190                257
Clayton Homes                                  38,000                636
Coach*                                         12,182                618
Copart*                                        25,020                449
D.R. Horton                                    27,240              1,027
Dollar Tree Stores*                            31,001              1,017
Emmis Communications, Cl A*                    13,110                351
Entercom Communications*                       13,496                741
Extended Stay America*                         25,820                449
Federal Signal                                 11,857                281
Furniture Brands International*                15,069                549
Gentex*                                        20,727                614
GTECH Holdings*                                 8,249                402
Harte-Hanks                                    17,400                551
Hispanic Broadcasting*                         29,952                872
International Speedway, Cl A*                  14,693                671
Lancaster Colony                                9,686                359
Land's End*                                     8,218                369
Lear*                                          17,731                844
Lee Enterprises                                11,616                429
Lennar                                         17,540                925
Macrovision*                                   13,993                373
Mandalay Resort Group*                         19,544                600
Media General, Cl A                             6,883                437
Modine Manufacturing                            9,213                249
Mohawk Industries*                             18,058              1,085
Neiman Marcus Group*                           13,172                454
Outback Steakhouse*                            21,129                756
Papa John's International*                      6,000                167
Park Place Entertainment*                      82,550                871
Payless ShoeSource*                             5,848                357
Reader's Digest Association, Cl A*             26,849                602
Ross Stores                                    21,954                831
Saks*                                          39,190                515
Scholastic*                                     9,820                532
Six Flags*                                     25,540                456
Superior Industries                             7,174                350
Timberland, Cl A*                              10,260                433

The accompanying notes are an integral part of the financial statements.

(6      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Unifi*                                           14,200         $    133
United Rentals*                                  20,342              559
Washington Post, Cl B                             2,650            1,609
Westwood One*                                    29,623            1,136
Williams-Sonoma*                                 15,736              724
                                                                --------
                                                                  35,564
                                                                --------
CONSUMER STAPLES - 4.3%
Church & Dwight                                   9,700              286
Dean Foods                                       12,008              909
Dial                                             25,000              450
Dole Food                                        15,427              478
Dreyer's Grand Ice Cream                          9,517              392
Hormel Foods                                     38,303            1,048
Interstate Bakeries                              14,300              346
Longs Drug Stores*                               10,467              292
McCormick & Company                              19,148              979
PepsiAmericas                                    43,040              621
R.J. Reynolds Tobacco Holdings                   25,919            1,678
Ruddick                                          11,648              194
Sensient Technologies                            13,070              301
Smithfield Foods*                                30,810              804
Smucker (JM)                                      6,400              216
Tootsie Roll Industries                          14,362              661
Tyson Foods, Cl A                               103,070            1,286
Universal Corporation                             7,039              277
                                                                --------
                                                                  11,218
                                                                --------
ENERGY - 6.6%
BJ Services*                                     43,180            1,488
Cooper Cameron*                                  14,901              762
ENSCO International                              37,177            1,121
Equitable Resources                              17,660              615
FMC Technologies*                                17,795              355
Forest Oil*                                      12,902              382
Grant Prideco*                                   33,410              457
Hanover Compressor*                              17,434              314
Helmerich & Payne                                13,763              552
Murphy Oil                                       12,027            1,155
National-Oilwell*                                22,334              566
Noble Affiliates                                 15,632              611
Ocean Energy                                     48,324              956
Patterson-UTI Energy*                            21,080              627
Pennzoil-Quaker State                            21,000              451
Pioneer Natural Resources*                       28,731              640
Pride International*                             36,661              583
Smith International*                             13,530              917
Tidewater                                        16,326              691
Valero Energy                                    30,914            1,531
Varco International*                             26,498              533
Weatherford International*                       31,692            1,509
Western Gas Resources                             8,630              321
                                                                --------
                                                                $ 17,137
                                                                --------

MID CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS - 17.5%
Allmerica Financial                              14,606         $    656
American Financial Group                         18,855              542
AmeriCredit*                                     23,432              890
Arthur J. Gallagher                              23,153              759
Associated Banc-Corp                             18,137              690
Astoria Financial                                26,722              776
Banknorth Group                                  41,920            1,105
City National                                    13,291              699
Colonial BancGroup                               38,460              574
Commerce Bancorp                                 18,260              820
Compass Bancshares                               35,199            1,087
Dime Bancorp                                     23,400                3
E*TRADE Group*                                  102,302              964
Eaton Vance                                      19,115              764
Edwards A.G.                                     22,027              969
Everest Re Group                                 14,148              981
Fidelity National Financial                      23,882              630
First Tennessee National                         34,966            1,226
First Virginia Banks                             12,569              674
FirstMerit                                       23,420              674
Golden State Bancorp                             40,131            1,191
Greater Bay Bancorp                              13,811              471
GreenPoint Financial                             26,431            1,155
HCC Insurance Holdings                           16,751              468
Hibernia                                         43,910              839
Horace Mann Educators                            10,700              241
Hospitality Properties Trust (REIT)              16,740              575
Independence Community Bank                      16,240              457
IndyMac Bancorp*                                 16,620              411
Investors Financial Services                      8,861              674
LaBranche*                                       16,735              520
Legg Mason                                       18,443              979
Leucadia National                                14,650              524
M&T Bank                                         24,916            2,002
Mercantile Bankshares                            18,439              798
Metris Companies                                 17,610              352
MONY Group                                       12,511              504
National Commerce Bancorporation                 56,191            1,562
Neuberger Berman                                 19,430              910
New Plan Excel Realty Trust (REIT)               24,540              492
New York Community Bancorp                       28,170              779
North Fork Bancorporation                        44,820            1,594
Ohio Casualty                                    19,240              364
Old Republic International                       32,835            1,050
Pacific Century Financial                        20,263              528
PMI Group                                        12,302              932
Protective Life                                  18,930              590
Provident Financial Group                        13,585              391
Radian Group                                     25,894            1,271
Roslyn Bancorp                                   23,150              479
SEI Investments                                  29,823            1,277
Silicon Valley Bancshares*                       12,755              386
Sovereign Bancorp                                70,780              994
Stancorp Financial Group                          8,260              454
TCF Financial                                    21,147            1,113
Unitrin                                          18,354              738
Waddell & Reed Financial                         22,100              674
Webster Financial                                12,988              486
Westamerica Bancorporation                        9,091              389
Wilmington Trust                                  8,599              579
                                                                --------
                                                                  45,676
                                                                --------

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      7)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE - 11.2%
Apogent Technologies*                            29,390         $    725
Apria Healthcare Group*                          15,043              369
Barr Laboratories*                               11,907              784
Beckman Coulter                                  16,473              841
Covance*                                         16,660              338
Cytec*                                           33,600              905
DENTSPLY International                           21,494              797
Edwards Lifesciences*                            15,598              436
Express Scripts*                                 21,863            1,259
First Health Group*                              27,503              664
Gilead Sciences*                                 53,390            1,921
Health Net*                                      34,117              936
Hillenbrand Industries                           17,312            1,067
ICN Pharmaceuticals                              22,517              715
IDEC Pharmaceuticals*                            42,113            2,708
Incyte Genomics*                                 17,551              209
IVAX*                                            54,495              875
Lincare Holdings                                 29,743              807
Lifepoint Hospitals*                             10,840              401
Millennium Pharmaceuticals*                      77,288            1,724
Mylan Laboratories                               34,755            1,024
Omnicare                                         25,793              668
Oxford Health Plans*                             24,543            1,026
PacifiCare Health Systems*                        9,059              158
Patterson Dental*                                18,679              817
Perrigo*                                         20,260              242
Protein Design Labs*                             24,284              416
Quest Diagnostics*                               26,589            2,203
Schein Henry*                                    11,782              519
Sepracor*                                        21,515              417
STERIS*                                          19,169              400
Triad Hospitals*                                 19,888              684
Trigon Healthcare*                                9,704              716
Universal Health Services*                       16,530              682
Vertex Pharmaceuticals*                          20,693              576
VISX*                                            14,500              256
                                                                --------
                                                                  29,285
                                                                --------
INDUSTRIALS - 13.3%
AGCO                                             21,380              488
Airborne                                         12,700              222
Alaska Air Group*                                 7,253              241
Albany International, Cl A*                       9,736              295
Alexander & Baldwin                              11,177              309
American Standard*                               19,820            1,402
AMETEK                                            9,052              337
Apollo Group*                                    31,785            1,702
Atlas Air Worldwide Holdings*                    10,035              132
Banta                                             6,820              244
Bisys Group*                                     32,816            1,157
C. H. Robinson Worldwide                         23,335              784
Carlisle Companies                                8,393              367
Ceridian*                                        40,390              891
Certegy*                                         18,987              754
CheckFree*                                       21,527              330
ChoicePoint*                                     17,356            1,000
CNF                                              13,484              445
CSG Systems International*                       14,644              417
Dun & Bradstreet*                                20,750              830
DeVry*                                           19,278              581
Donaldson                                        11,574              465
DST Systems*                                     33,232            1,655

MID CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Dycom Industries*                                12,631         $    189
Education Management*                             9,600              405
EGL*                                             13,191              209
Energizer Holdings*                              24,200              575
Expeditors International of Washington           14,242              869
Fastenal*                                        10,480              789
Flowserve*                                       12,240              392
GATX                                             13,011              414
Granite Construction                             10,860              267
Harsco                                           10,544              413
HON Industries                                   16,541              470
Hubbell, Cl B                                    15,765              519
Hunt (J B) Transport Services                     9,931              282
Jacobs Engineering Group*                         7,434              530
Kaydon                                            7,900              213
Kelly Services, Cl A                              9,233              261
Kennametal                                        8,158              330
Korn Ferry International*                         9,977               99
L-3 Communications Holdings*                     10,825            1,212
Manpower                                         20,999              816
Miller Herman                                    20,910              497
MPS Group                                        25,925              227
NCO Group*                                        6,777              188
Nordson                                           8,402              253
Overseas Shipholding Group                       11,265              274
Pentair                                          13,186              593
Pittston Brink's Group                           14,986              376
Precision Castparts                              14,965              530
Quanta Services*                                 16,779              290
Republic Services*                               46,685              872
Rollins                                          10,052              212
Sequa*                                            3,451              180
Sotheby's Holdings*                              16,925              272
SPX*                                             11,118            1,574
Stewart & Stevenson Services                      7,501              145
Swift Transportation*                            23,640              518
Sylvan Learning Systems*                         10,238              289
Tecumseh Products, Cl A                           5,102              272
Teleflex                                         10,734              587
Trinity Industries                               11,570              281
Valassis Communications*                         14,784              571
Viad                                             24,547              687
Wallace Computer Services                        11,310              228
York International                               10,202              366
                                                                --------
                                                                  34,584
                                                                --------
INFORMATION TECHNOLOGY - 16.7%
3Com*                                            97,230              594
Activision*                                      14,990              447
ADTRAN*                                          10,404              251
Advanced Fiber Communications*                   22,624              434
Advent Software*                                  9,333              552
Affiliated Computer Services, Cl A*              33,268            1,867
Arrow Electronics*                               27,530              770
Ascential Software*                              75,630              291
Atmel*                                          128,537            1,303
Avnet                                            32,758              886
Avocent*                                         11,870              318
Acxiom*                                          24,061              412
Cabot Microelectronics*                           6,674              451
Cadence Design Systems*                          67,517            1,527
Cirrus Logic*                                    22,436              423
CommScope*                                       14,213              247

The accompanying notes are an integral part of the financial statements.

(8      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Credence Systems*                                15,890         $    349
Cree*                                            20,050              273
Cypress Semiconductor*                           33,208              764
Diebold                                          19,712              803
DSP Group*                                        7,399              151
Electronic Arts*                                 38,083            2,315
Enterasys Networks*                              54,570              231
Fairchild Semiconductor International, Cl A      27,540              788
FEI*                                              8,828              314
Gartner Group, Cl B*                             23,370              304
Harris                                           18,257              656
Jack Henry & Associates                          24,674              547
Imation*                                          9,643              256
InFocus*                                         10,279              187
Integrated Device Technology*                    28,820              958
International Rectifier*                         17,512              795
Internet Security Systems                        13,190              301
Investment Technology Group*                     13,416              708
Keane*                                           20,845              355
KEMET*                                           23,262              451
Lam Research*                                    34,752            1,019
Lattice Semiconductor*                           30,196              529
Legato Systems*                                  24,702              223
LTX*                                             13,406              364
Macromedia*                                      17,128              350
McDATA, Cl A*                                    31,040              368
Mentor Graphics*                                 17,801              376
Micrel*                                          25,641              647
Microchip Technology*                            36,723            1,536
MIPS Technologies, Cl B*                         10,300               69
National Instruments*                            14,143              591
Network Associates*                              38,845              940
Newport                                          10,115              242
Plantronics*                                     12,405              260
Plexus*                                          11,557              273
Polycom*                                         27,558              678
Powerwave Technologies*                          18,000              232
Quantum*                                         42,980              342
Retek*                                           13,938              366
Reynolds & Reynolds, Cl A                        18,839              565
RF Micro Devices*                                46,208              827
RSA Security*                                    14,814              133
SanDisk*                                         18,859              409
Semtech*                                         19,918              727
Storage Technology                               29,038              623
SunGard Data Systems*                            77,151            2,544
Sybase*                                          27,271              476
Sykes Enterprises*                               10,644              103
Symantec*                                        39,274            1,618
Synopsys*                                        16,717              922
Tech Data*                                       15,216              698
Titan*                                           20,481              423
Transaction Systems Architects, Cl A*             9,700              111
TranSwitch*                                      24,110               79
TriQuint Semiconductor*                          35,965              432
Vishay Intertechnology*                          43,976              894
Wind River Systems*                              21,548              293
                                                                --------
                                                                  43,561
                                                                --------

MID CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
MATERIALS - 4.4%
A. Schulman                                       7,700         $    141
Airgas*                                          21,520              433
AK Steel Holdings                                29,741              425
Albemarle                                        12,560              346
Arch Coal                                        13,760              294
Bowater                                          14,452              720
Cabot Industrial                                 17,174              633
Carpenter Technology                              5,604              162
Crompton                                         31,200              385
Cytec Industries*                                10,963              333
Ferro                                             9,000              259
FMC*                                              8,330              349
Fuller H.B.                                       8,186              245
Glatfelter                                       11,790              212
IMC Global                                       31,730              468
Longview Fibre                                   13,500              139
Lubrizol                                         13,502              470
Lyondell Chemical                                33,264              553
Martin Marietta Materials                        13,400              566
Minerals Technologies                             5,123              269
Olin                                             11,400              214
Packaging Corporation of America*                30,750              609
Potlatch                                          6,530              220
Rayonier                                          8,449              450
RPM                                              29,790              463
Solutia                                          33,800              294
Sonoco Products                                  26,387              755
UCAR International*                              19,030              270
Valspar                                          13,692              644
Wausau-Mosinee Paper                             13,600              174
                                                                --------
                                                                  11,495
                                                                --------
TELECOMMUNICATION SERVICES - 0.8%
Broadwing*                                       60,388              422
Price Communications*                            15,150              267
Telephone & Data Systems                         16,174            1,427
                                                                --------
                                                                   2,116
                                                                --------
UTILITIES - 6.6%
AGL Resources                                    14,400              338
ALLETE                                           23,210              675
Alliant Energy                                   23,032              696
American Water Works                             27,088            1,186
Aquila                                           38,787              963
Black Hills                                       7,324              245
Cleco                                            16,578              396
Conectiv                                         29,166              726
DPL                                              34,927              892
DQE                                              14,709              313
Energy East                                      32,260              702
Great Plains Energy                              17,082              426
Hawaiian Electric Industries                      8,905              392
IDACORP                                           9,862              399
MDU Resources Group                              19,295              598
National Fuel Gas                                21,352              520
Northeast Utilities                              38,693              769
NSTAR                                            13,966              633
OGE Energy                                       17,960              430
Oneok                                            15,690              327
PNM Resources                                    10,245              314
Potomac Electric Power                           29,660              693
Puget Energy                                     22,843              475

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      9)

SCHEDULE OF Investments March 31, 2002 (unaudited)

MID CAP INDEX FUND (CONCLUDED)

DESCRIPTION                                SHARES/PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
Questar                                        21,505             $     553
SCANA                                          27,567                   844
Sierra Pacific Resources                       28,190                   425
Vectren                                        17,800                   457
Western Resources                              18,500                   317
WGL Holdings                                   13,407                   360
Wisconsin Energy                               32,158                   800
WPS Resources                                   8,100                   319
                                                                  ---------
                                                                     17,183
                                                                  ---------
TOTAL COMMON STOCKS                                                 247,819
                                                                  ---------
U.S. TREASURY OBLIGATION - 0.4%
U.S. Treasury Bills (B)
   1.850%, 06/27/02                         $   1,000                   995
                                                                  ---------
TOTAL U.S. TREASURY OBLIGATION                                          995
                                                                  ---------
RELATED PARTY MONEY MARKET FUND - 4.2%
First American Prime Obligations Fund (A)  10,983,798                10,984
                                                                  ---------
TOTAL RELATED PARTY MONEY MARKET FUND                                10,984
                                                                  ---------
TOTAL INVESTMENTS - 99.7%
   (Cost $236,085)                                                  259,798
                                                                  ---------
OTHER ASSETS AND LIABILITIES, NET - 0.3%                                646
                                                                  ---------
TOTAL NET ASSETS - 100.0%                                         $ 260,444
                                                                  ---------

* Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

(B) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

Cl - Class

REIT - Real Estate Investment Trust

SMALL CAP INDEX FUND

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 16.4%
1-800 Flowers*                                      900            $  12
4Kids Entertainment                               1,800               36
99 Cents Only Stores*                             4,182              160
Aaron Rents                                       2,742               63
Ackerley Group                                    2,900               52
Action Performance*                               2,381              117
ACTV*                                             5,600                8
Advanced Marketing Services                       2,100               50
ADVO*                                             2,623              111
AFC Enterprises*                                  1,200               40
Alliance Gaming*                                  2,500               76
Ambassadors Group*                                  800               11
AMC Entertainment*                                2,400               33
American Axle & Manufacturing Holdings*           1,600               46
American Greetings, Cl A                         10,000              181
Ameristar Casinos*                                  600               16
AnnTaylor Stores*                                 3,632              157
APAC Customer Services*                           3,300               11
Applebee's International                          4,946              180
Applica*                                          2,100               18
Applied Industrial Technology                     2,600               50
Arctic Cat                                        2,255               45
Argosy Gaming*                                    3,823              140
ArvinMeritor                                     10,600              303
Aztar*                                            5,013              110
Bally Total Fitness Holding*                      4,709              103
Bandag                                            1,700               64
Bassett Furniture                                 1,000               20
Beasley Broadcast Group*                          1,100               16
Beazer Homes USA*                                 1,376              107
Bebe Stores*                                        600               13
Blyth                                             5,790              154
Bob Evans Farms                                   5,000              141
Boca Resorts, Cl A*                               3,900               50
BorgWarner                                        3,897              245
Boyd Gaming*                                      5,300               80
Boyds Collection Limited*                         9,400               62
Brightpoint*                                      8,229                7
Brown Shoe                                        2,407               47
Buca*                                             1,600               29
Buckle*                                             700               17
Building Materials Holding*                       2,210               32
Burlington Coat Factory                           2,518               48
Bush Industries, Cl A                               800               10
California Pizza Kitchen*                         2,100               53
Cato, Cl A                                        1,909               43
CBRL Group                                        8,216              234
CEC Entertainment*                                4,126              191
Champion Enterprise*                              7,150               57
Championship Auto Racing*                         1,779               25
Charlotte Russe Holding*                          3,600               93
Charming Shoppes*                                15,600              124
Cheesecake Factory*                               5,668              209
Chico's FAS*                                      5,174              174
Christopher & Banks*                              3,279              108
Churchill Downs                                     300               11
Circuit City Stores*                              5,420              140
Claire's Stores                                   6,300              123
Coachmen Industries                               1,762               29

The accompanying notes are an integral part of the financial statements.

(10      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Coldwater Creek                                     500            $   9
Cole National*                                    1,400               27
Collins & Aikman*                                19,000              127
Concord Camera*                                   4,875               44
Cooper Tire & Rubber                              9,300              201
Copart*                                          10,388              186
Cost Plus*                                        3,338               91
Crestline Capital*                                2,400               81
Crossmann Communities                             1,379               62
Crown Media Holdings*                             4,900               61
CSK Auto*                                         5,300               50
CSS Industries*                                     600               20
Cumulus Media*                                    4,400               79
Deb Shops                                           400               11
dELIA*s*                                          5,700               36
Digital Generation Systems*                       3,700                4
Dillards, Cl A                                    9,760              233
Direct Focus*                                     4,669              178
Dover Motorsports*                                2,300               37
Dress Barn*                                       1,929               57
Dura Automotive Systems*                          2,300               44
Electronics Boutique Holdings*                    1,716               59
Engage*                                           6,100                2
Factory 2-U Stores*                               2,873               37
Fedders                                           8,402               25
Federal Signal                                    7,040              167
Federal-Mogul                                     8,500                7
Finish Line*                                      2,400               44
Fisher Communications                               916               42
Fleetwood Enterprises                             4,900               53
Foamex International                              5,958               58
Footstar*                                         2,796               85
Fossil*                                           1,800               48
Fred's                                            2,703               97
Friedman's                                        2,710               29
Furniture Brands International*                   8,500              310
Garan                                               643               35
Gaylord Entertainment*                            3,200               85
Genesco*                                          3,691              102
GenTek                                              500               --
Getty Images*                                     5,630              169
Global Sports*                                    2,700               46
Gray Communications Systems                         800               13
Grey Global Group                                   138               94
Group 1 Automotive*                               2,370               93
GTECH Holdings*                                   3,988              194
Guess?*                                           2,300               18
Guitar Center*                                    3,100               54
Gymboree*                                         4,222               62
Hancock Fabrics                                   3,080               56
Handleman*                                        3,500               36
Harman International                              5,008              247
Haverty Furniture                                 2,400               41
Hayes Lemmerz International*                      3,600                1
Hibbett Sporting Goods*                             600               14
Hollywood Casino, Cl A*                           1,400               23
Hollywood Entertainment*                          6,400              108
Hot Topic*                                        4,643               97
Hovnanian Enterprises*                            2,770               74
Hughes Supply                                     3,488              136
IHOP*                                             2,700               91
IMPCO Technologies                                  900               12

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Information Holdings*                             3,030            $  87
Insight Enterprises                               5,851              132
Interactive Data                                  5,862              103
Interface                                         9,250               59
InterTAN*                                         3,600               41
Isle of Capri Casinos*                            2,900               54
J. Jill Group*                                    2,000               57
Jack in the Box*                                  6,155              182
JAKKS Pacific*                                    3,390               77
Journal Register*                                 3,600               76
K2*                                               3,200               21
KB HOME                                           6,857              298
Kellwood                                          3,135               76
Kenneth Cole Productions*                         1,600               32
Key3Media Group*                                  4,600               21
Kimball International                             4,700               77
K-Swiss, Cl A                                       872               37
Lancaster Colony                                  3,900              144
Landry's Restaurants                              2,340               54
Land's End*                                       1,759               79
La-Z-Boy                                          7,993              219
Lee Enterprises                                   6,552              242
Libbey                                            2,131               82
Liberty                                           2,876              115
Liberty Livewire, Cl A*                             900                5
Liberty Media, Cl A*                                975               12
Linens 'N Things*                                 5,567              170
Lithia Motors*                                    1,600               40
LodgeNet Entertainment*                           1,700               29
Lone Star Steakhouse & Saloon                     3,540               74
Luby's                                            3,150               21
M/I Schottenstein Homes                           1,323               75
Magna Entertainment*                              3,400               28
Marcus                                            2,432               39
Martha Stewart Living*                            1,000               18
Matthews International, Cl A                      4,228              106
MDC Holdings                                      2,787              120
Media General, Cl A                               1,955              124
Men's Wearhouse*                                  4,900              114
Meritage*                                           735               47
Mestek*                                             200                4
Metromedia International Group*                  10,200                3
Michaels Stores*                                 10,184              385
MicroAge*                                         3,579               --
Midas                                             1,600               23
Midway Games*                                     4,605               62
Modine Manufacturing                              3,900              105
Monaco Coach*                                     4,006               97
Movado Group                                      1,400               31
Movie Gallery*                                    2,190               38
MTR Gaming Group*                                 2,900               45
National Presto Industries                          455               13
Nautica Enterprises*                              3,510               53
Newmark Homes                                       300                5
NVR*                                                955              301
O'Charley's*                                      3,737               81
OfficeMax*                                       16,580               93
On Command*                                       2,100               10
Oneida                                            2,000               30
O'Reilly Automotive*                              5,471              173
OshKosh B' Gosh                                   1,349               58
Oxford Industries                                   600               16

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      11)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
P.F. Chang's China Bistro*                        1,332            $  89
Pacific Sunwear of California*                    4,959              122
Palm Harbor Homes*                                2,300               48
Panera Bread, Cl A*                               1,513               96
Papa John's International*                        2,053               57
ParkerVision*                                     1,219               25
Paxson Communications*                            4,400               48
PC Connection*                                      800                8
Penn National Gaming*                             1,730               61
Penton Media                                      4,609               35
PETsMART*                                        14,700              199
Phillips Van-Heusen                               3,402               48
Pier 1 Imports                                   14,489              298
Pinnacle Entertainment*                           2,084               17
Playboy Enterprises*                              1,600               27
Polaris Industries                                3,443              219
Polaroid                                          5,100               --
Pomeroy Computer*                                 2,200               33
Priceline.com*                                   15,500               81
PriceSmart*                                         776               28
Prime Hospitality*                                6,850               90
Private Media Group*                              1,500                8
Pulitzer                                          1,549               83
Quaker Fabric*                                    1,700               19
Quiksilver*                                       3,387               74
R.H. Donnelley*                                   4,137              126
RARE Hospitality International*                   3,723               95
Recoton*                                          2,790               12
Regent Communication*                             2,800               23
Regis                                             5,463              153
Rent-A-Center*                                    1,183               60
Rent-Way*                                         3,400               29
Ruby Tuesday                                     10,006              233
Russ Berrie and Company                           1,326               43
Russell                                           4,073               61
Ryan's Family Steakhouse*                         4,545              109
Ryland Group                                      2,134              192
Saga Communications*                              1,200               30
Salem Communications*                             1,800               43
Salton*                                           1,862               37
Sauer-Danfoss                                       900                9
Scholastic*                                       4,162              226
School Specialty*                                 2,225               59
Scientific Games*                                 2,200               18
SCP Pool*                                         3,473              109
Shopko*                                           4,766               86
Shuffle Master*                                   2,400               50
Sinclair Broadcast Group, Cl A*                   4,800               65
SITEL*                                            7,900               26
Skechers USA*                                     2,400               45
Skyline                                             662               21
Sonic*                                            4,710              121
Sonic Automotive*                                 3,400              102
SOURCECORP                                        1,967               58
Spanish Broadcasting*                             5,400               73
Speedway Motorsports*                             1,800               51
Spiegel                                           2,100                3
Sports Resorts International*                     4,930               33
Stamps.com*                                       4,900               22
Standard Motor Products                             589                9
Standard Pacific                                  3,750              105
Stanley Furniture*                                1,300               42

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Station Casinos*                                  5,300         $     88
Steak 'N Shake*                                   4,236               60
Stein Mart*                                       3,513               35
Steinway Musical Instruments*                     1,600               31
Steven Madden*                                    1,200               21
Stoneridge*                                       1,940               19
Stride Rite                                       5,870               48
Sturm, Ruger & Company                            2,700               35
Superior Industries                               2,659              130
TBC*                                              2,401               35
The Children's Place Retail Stores*               1,500               49
The Pep Boys-Manny, Moe & Jack                    7,050              117
The Wet Seal, Cl A                                2,135               74
Thor Industries*                                  1,098               52
TiVo                                              2,200               12
Toll Brothers*                                    3,434              171
Too*                                              4,650              137
Topps*                                            5,400               52
Toro                                              1,834              109
Tower Automotive*                                 7,261              102
Trans World Entertainment*                        3,400               29
Triarc Companies*                                 1,695               47
Tripath Technology*                               3,000                5
Tropical Sportswear International*                  700               17
Tuesday Morning*                                  1,100               22
Tupperware                                        7,700              175
Tweeter Home Entertainment*                       2,900               57
Ultimate Electronics*                             1,200               34
Unifi*                                            7,000               66
Uniroyal Technology*                              1,565                1
United Auto Group*                                  800               18
UnitedGlobalCom, Cl A                            14,400               78
Universal Electronics*                            2,700               40
Urban Outfitters*                                 1,000               23
Vail Resorts*                                     1,000               21
Value City Department Stores*                     2,100                9
Value Line                                          588               29
ValueVision International*                        3,300               68
Vans*                                             2,200               26
Wabtec                                            3,790               57
Wellman                                           4,842               80
WESCO International*                              4,200               29
WestPoint Stevens                                 4,600               10
Wiley & Sons*                                     7,014              184
Wilsons The Leather Experts*                      1,600               19
Winnebago Industries                              1,870               79
WMS Industries*                                   2,800               53
Wolverine World Wide                              6,200              111
World Wrestling*                                  2,500               36
Wyndham International*                           28,700               26
XM Satellite Radio Holdings*                      2,898               40
Yankee Candle*                                    2,100               49
Young Broadcasting, Cl A*                         2,720               68
Zale*                                             4,921              200
                                                                --------
                                                                  22,075
                                                                --------
CONSUMER STAPLES - 3.5%
7-Eleven                                          3,200               36
Alico                                               300                9
American Italian Pasta*                           2,847              129
Arden Group, Cl A*                                  100                7
Aurora Foods*                                     8,351               35

The accompanying notes are an integral part of the financial statements.

(12      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
BriteSmile                                        2,200          $    12
Casey's General Stores                            6,045               82
Church and Dwight                                 5,413              159
Coca-Cola Bottling                                  475               23
Corn Products International                       5,191              167
Dean Foods                                        6,747              511
Del Monte Foods*                                  7,700               75
Delta and Pine Land                               5,884              112
Dial                                             14,710              265
DIMON                                             7,260               50
Dole Food                                         6,530              202
Dreyer's Grand Ice Cream                          2,903              120
Duane Reade*                                      1,428               49
Elizabeth Arden*                                  1,400               16
Farmer Brothers                                     278               84
Fleming Companies                                 6,145              138
Flowers Foods*                                    4,518              115
Green Mountain Coffee*                              678               14
Hain Celestial Group*                             3,438               76
Herbalife International                           2,100               31
Ingles Markets                                      900               11
International Multifoods                          2,300               55
Interstate Bakeries                               4,187              101
J & J Snack Foods*                                  881               33
Lance                                             3,500               50
Longs Drug Stores*                                4,611              129
Maui Land & Pineapple*                              200                4
Mondavi Robert, Cl A*                               858               31
Nash-Finch                                        1,556               42
National Beverage*                                  600                8
Natures Sunshine Product                          1,388               16
NBTY                                              6,327              108
Nu Skin Enterprises                               5,500               59
Pathmark Stores*                                  4,290              103
Performance Food Group*                           6,786              222
Pilgrims Pride                                    2,000               28
Playtex Products*                                 3,700               40
Ralcorp Holdings*                                 4,453              121
Revlon*                                           1,000                6
Riviana Foods                                       500               11
Ruddick                                           4,300               72
Sanderson Farms                                     800               22
Schweitzer-Mauduit International                  1,913               48
Seaboard                                            103               31
Sensient Technologies                             7,000              161
Smart & Final*                                    1,000               10
Smucker (JM)                                      2,794               94
Spartan Stores*                                   2,549               19
Standard Commercial                               1,800               35
Star Scientific*                                  4,352                9
Tejon Ranch*                                      1,600               50
The Great Atlantic & Pacific Tea                  2,900               81
United Natural Foods*                             1,318               33
Universal                                         4,551              179
Vector Group                                      2,738               78
WD-40                                             2,158               65
Wild Oats*                                        2,300               19
                                                                 -------
                                                                   4,701
                                                                 -------
ENERGY - 3.4%
3TEC Energy*                                      3,885               66
ATP Oil & Gas*                                      600                2

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Atwood Oceanics*                                  1,258            $  58
Berry Petroleum, Cl A                             3,800               59
Brown Tom                                         4,941              135
Cabot Oil & Gas                                   4,058              100
Cal Dive International*                           4,700              117
Callon Petroleum*                                   700                5
Carbo Ceramics                                    1,149               47
Chesapeake Energy*                               23,000              178
Chiles Offshore*                                  1,175               27
Clayton Williams Energy*                            500                6
Comstock Resources*                               2,900               22
Denbury Resources*                                2,400               20
Dril-Quip*                                        1,382               35
EEX*                                              3,800                8
Emex                                              2,383                8
Encore Acquisition*                                 700               10
Energy Partners*                                  3,000               24
Evergreen Resources                               2,525              105
Frontier Oil                                      4,016               86
Grey Wolf*                                       25,380              101
Gulf Island Fabrication*                          1,000               15
GulfMark Offshore*                                1,048               38
Holly                                             1,100               20
Horizon Offshore*                                 2,400               28
Hydril*                                           1,800               44
Input/Output*                                     6,302               57
KCS Energy*                                       8,000               25
Key Energy Group*                                16,600              178
Key Production*                                   2,065               39
Lone Star Technologies*                           3,448               79
Lufkin Industries                                   600               16
Magnum Hunter Resources*                          7,550               59
Magnum Hunter Resources Warrants                  1,510                1
Maverick Tube*                                    5,000               82
McMoRan Exploration*                              1,500                5
Meridian Resource*                                4,600               23
NATCO Group*                                        800                6
Newpark Resources*                                9,200               71
NS Group*                                         2,600               24
Nuevo Energy*                                     1,800               27
Oceaneering International*                        3,857              112
Offshore Logistics*                               2,783               60
Oil States International*                         1,000               11
Osca*                                             1,500               42
Parker Drilling*                                 12,700               56
Patina Oil & Gas                                  2,793               88
Penn Virginia                                     1,286               52
Pennzoil-Quaker State                            11,800              253
PetroQuest Energy*                                3,400               19
Plains Resources                                  4,723              118
Prima Energy*                                     1,402               35
Pure Resources*                                   2,000               45
PYR Energy*                                       3,300                6
Quicksilver Resources*                            1,000               23
Range Resources*                                  9,600               50
Remington Oil & Gas*                              2,437               49
Resource America, Cl A                            2,300               25
RPC                                                 800               12
Seacor Smit*                                      2,552              125
Seitel*                                           2,852               26
Spinnaker Exploration*                            2,983              124
St. Mary Land & Exploration                       3,890               84

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      13)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Stone Energy*                                     3,185          $   123
Superior Energy Services*                         6,100               61
Swift Energy*                                     3,213               63
Syntroleum*                                       2,800               17
Tesoro Petroleum*                                 6,640               93
Tetra Technologies*                               1,627               47
The Houston Exploration*                          1,530               47
TransMontaigne*                                   1,400                7
Trico Marine Services*                            3,700               32
Unit*                                             5,300               97
Universal Compression Holdings*                   1,470               39
Veritas DGC*                                      4,810               81
Vintage Petroleum                                 7,926              117
Western Gas Resources                             2,998              112
Westport Resources*                               5,200              102
W-H Energy Services*                              3,868               84
                                                                 -------
                                                                   4,593
                                                                 -------
FINANCIALS - 19.8%
1st Source*                                       1,600               38
Acadia Realty Trust (REIT)                        1,700               12
Actrade Financial Technologies*                   1,000               15
Advanta, Cl A                                     3,200               41
Affiliated Managers Group*                        3,571              257
Alabama National                                  1,438               53
Alexander's*                                      1,130               68
Alexandria Real Estate Equities                   2,607              116
Alfa                                              6,600              184
AMCORE Financial                                  3,500               82
American Capital Strategies                       4,708              146
American Financial Holdings                       2,920               78
American Physicians Capital*                      1,500               29
American Realty Investors*                          500                4
Amerus Group                                      6,192              238
Amli Residential Properties Trust                 1,664               42
Anchor Bancorp                                    4,462               89
Annaly Mortgage Management                       13,400              228
Anthracite Capital (REIT)                         6,400               74
Argonaut Group                                    3,000               63
Arrow Financial                                   1,625               47
Associated Estates Realty (REIT)                  5,000               51
Avatar Holdings*                                    500               13
Baldwin & Lyons                                     600               15
BancFirst                                           994               39
BancorpSouth                                     12,400              245
Bank Mutual                                       1,400               24
Bank of Granite                                   1,000               23
BankAtlantic Bancorp                              6,200               81
Bankunited Financial*                             2,800               42
Banner                                            1,300               29
Bay View Capital*                                 8,737               60
Bedford Property Investors (REIT)                 2,000               51
BKF Capital Group*                                  600               18
BOK Financial                                     1,977               67
Boston Private Financial Holdings                 3,300               88
Boykin Lodging (REIT)                             2,100               20
Brandywine Realty Trust (REIT)                    3,200               76
BRE Properties, Cl A (REIT)                       6,935              225
Brookline Bancorp                                 1,600               27
Brown & Brown                                     6,304              198
BSB Bancorp                                       1,200               36
Burnham Pacific Properties*                       3,300                6

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Cadiz*                                            4,610            $  41
Camden Property Trust (REIT)                      5,143              201
Capital Automotive (REIT)                         3,900               90
Capital City Bank Group                             600               16
Capitol Federal Financial                         3,900               88
Capstead Mortgage                                 2,258               44
Cash America International                        3,091               27
Cathay Bancorp                                    1,414              102
CBL & Associates Properties (REIT)                2,944              104
CCBT Financial                                    1,100               29
Centennial Bancorp                                3,255               26
CenterPoint Properties Trust (REIT)               3,351              181
Central Coast Bancorp                             1,125               22
CFS Bancorp                                       1,700               23
Charter Mutual                                    4,800               76
Chateau Communities (REIT)                        2,955               85
Chelsea Property Group                            2,450              132
Chemical Financial                                4,094              123
Chittenden                                        4,325              126
Citizens                                          2,400               26
Citizens Banking                                  7,051              229
City Bank                                         1,300               32
City Holdings                                     2,400               37
Clark Bardes Holdings*                            1,500               43
CNA Surety                                        2,189               33
Coastal Bancorp                                   1,190               41
Cobiz                                               600               10
Colonial Bancgroup                               17,100              255
Colonial Properties Trust                         2,096               72
Columbia Banking System                           1,500               20
Commerce Group                                    3,667              142
Commercial Federal                                6,887              185
Commercial Net Lease Realty (REIT)                4,300               60
Commonwealth Bancorp                                800               20
Community Bank System                             1,385               42
Community Banks                                     900               25
Community First Bankshares                        5,053              131
Community Trust Bancorp                           1,100               28
CompuCredit*                                      2,900               17
Connecticut Bancshares                            2,300               63
Cornerstone Realty Income Trust (REIT)            6,600               74
Corporate Office Properties Trust (REIT)            900               12
Corrections Corporation of America*               3,898               51
Corus Bankshares                                  1,369               65
Cousins Properties (REIT)                         5,000              130
CPB                                               1,138               39
Crawford & Company                                4,800               65
Credit Acceptance*                                1,800               19
Crown American Realty Trust (REIT)                2,100               20
CVB Financial                                     3,675               74
Delphi Financial Group                            1,868               73
Developers Diversified Realty (REIT)              8,638              181
Dime Community Bancshares                         1,911               59
Doral Financial                                   5,569              189
Downey Financial                                  2,860              130
DVI*                                              1,700               31
East West Bancorp                                 3,300               97
EastGroup Properties (REIT)                       2,200               57
Entertainment Properties Trust (REIT)             3,600               81
Equity Inns (REIT)                                7,300               58
eSPEED, Cl A*                                     2,000               21
Essex Property Trust (REIT)                       2,681              140

The accompanying notes are an integral part of the financial statements.

(14      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
F&M Bancorp                                       1,588            $  43
F.N.B.                                            6,312              185
Farmers Capital Bank                              1,099               39
FBL Financial Group, Cl A                         2,700               51
Federal Agricultural Mortgage*                    1,276               57
Federal Realty Investment Trust (REIT)            5,300              136
FelCor Lodging Trust (REIT)                       5,490              117
Fidelity Bankshares                               2,200               40
Financial Federal*                                1,450               48
Financial Institutions                            1,900               55
First American                                   10,455              222
First Bancorp North Carolina                        600               14
First Bank - Puerto Rico                          2,963               86
First Banks America*                                290               12
First Busey                                       1,300               28
First Charter                                     5,868              110
First Citizens Bancshares                         1,181              122
First Commonwealth Financial                      8,700              115
First Community Bancshares                        1,010               31
First Essex Bancorp                                 700               21
First Federal Capital                             4,050               76
First Financial                                   1,267               55
First Financial Bancorp                           5,000               79
First Financial Bankshares                        1,441               48
First Financial Holdings                          1,828               50
First Indiana                                     1,802               35
First Industrial Realty Trust (REIT)              6,077              208
First Merchants                                   1,200               31
First Midwest Bancorp                             7,567              220
First Niagara Financial Group                     1,300               23
First Place Financial                             3,400               57
First Republic Bank*                              2,340               66
First Sentinel Bancorp                            3,900               51
Firstfed Financial*                               2,548               67
Flagstar Bancorp                                  1,251               29
Flushing Financial                                1,400               24
Forest City Enterprises, Cl A                     4,027              153
Fremont General                                   7,954               49
Friedman, Billings, Ramsey Group*                 3,460               24
Frontier Financial                                2,400               64
Frontline Capital Group*                         37,500                1
Gabelli Asset Management*                         1,000               40
Gables Residential Trust (REIT)                   3,068               95
GBC Bancorp of California                         1,173               39
German American                                     945               16
Getty Realty (REIT)                               1,600               30
Glacier Bancorp                                   1,800               41
Glenborough Realty Trust (REIT)                   2,700               58
Glimcher Realty Trust (REIT)                      3,500               65
Gold Banc                                         3,800               34
Great American Financial Resources                  500                9
Great Lakes (REIT)                                1,100               19
Great Southern Bancorp                            1,073               34
Greater Bay Bancorp                               8,325              284
Hancock Holding                                   1,375               74
Harbor Florida Bancshares                         3,200               61
Harleysville Group                                5,135              136
Harleysville National                             3,500               82
Health Care (REIT)                                6,875              192
Healthcare Realty Trust (REIT)                    6,159              187
Highwoods Properties (REIT)                       7,392              208
Hilb, Rogal & Hamilton*                           4,260              133

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Home Properties of New York (REIT)                2,570            $  89
Horace Mann Educators                             6,320              142
HRPT Properties Trust (REIT)                     19,600              176
Hudson River                                      3,100               75
Hudson United Bancorp                             6,871              219
IBERIABANK                                          975               34
Independence Community Bank                       8,663              244
Independent Bank                                  1,600               41
Independent Bank - Michigan                       2,455               71
IndyMac Bancorp*                                  9,050              224
Innkeepers USA Trust (REIT)                       3,400               39
Insignia Financial Group*                         2,700               31
Integra Bank                                      2,202               43
International Bancshares                          2,796              123
Investors Real Estate Trust                       3,000               30
IRT Property (REIT)                               4,500               52
Irwin Financial                                   2,820               53
JDN Realty (REIT)                                 4,400               56
Jefferies Group                                   3,454              166
Jones Lang LaSalle*                               5,520              122
JP Realty (REIT)                                  2,890               77
Kansas City Life Insurance                          600               23
Keystone Property Trust (REIT)                      700               10
Kilroy Realty                                     3,400               96
Koger Equity (REIT)                               3,700               66
Kramont Realty Trust                              6,245               85
La Quinta (REIT)*                                21,800              156
Lakeland Bancorp                                  1,450               26
Landamerica Financial Group                       2,759               96
LaSalle Hotel Properties (REIT)                   2,100               34
Lexington Corporate Properties Trust (REIT)       2,800               45
LNR Property                                      3,327              117
Local Financial*                                  4,280               67
Macerich (REIT)                                   4,644              140
MAF Bancorp                                       2,839              100
Main Street Banks                                 1,200               22
Manufactured Home Communities (REIT)              2,028               67
MB Financial*                                     2,600               78
Medallion Financial                               1,300               10
Medford Bancorp                                     500               13
MeriStar Hospitality (REIT)                       7,200              131
Microfinancial                                      600                5
Mid-America Apartment Communities (REIT)          1,990               52
Mid-Atlantic Realty Trust (REIT)                  1,100               17
Midland                                             757               32
Mid-State Bancshares                              3,400               60
Midwest Banc Holdings                               500               11
Mills (REIT)                                      2,700               75
Mission West Properties (REIT)                    2,100               28
Mississippi Valley Bancshares                     1,101               44
National Golf Properties (REIT)                     900                7
National Health Investors (REIT)*                 2,900               42
National Penn Bancshares                          2,266               56
National Western Life Insurance, Cl A               541               62
Nationwide Health Properties (REIT)               7,000              141
NBC Capital                                         820               25
NBT Bancorp                                       3,100               46
Net.B@Nk*                                         5,400               91
New Century Financial*                            1,500               34
New York Community Bancorp                       12,712              351
Nextcard*                                         4,300               --
Northwest Bancorp                                 1,800               21

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      15)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
NYMagic                                             300            $   6
Oceanfirst Financial                                700               21
Ocwen Financial*                                  5,100               34
Ohio Casualty                                     8,300              157
Old Second Bancorp                                  882               35
Omega Financial                                   1,128               37
Oriental Financial Group                          1,430               30
Pacific Capital Bancorp                           3,624              112
Pacific Northwest Bancorp                         1,700               45
Pan Pacific Retail Properties                     3,550              109
Park National                                     1,773              175
Parkway Properties (REIT)                         1,981               72
Pennfed Financial Services                          500               14
Pennsylvania (REIT)                               1,800               46
Peoples Holding Company                             882               34
PFF Bancorp                                       2,327               73
Philadelphia Consolidated Holding*                1,596               64
Pico Holdings*                                    1,100               16
Pinnacle Holdings (REIT)*                        17,600                1
PMA Capital                                       2,300               53
Port Financial                                      600               19
Post Properties (REIT)                            5,011              168
Prentiss Properties Trust (REIT)                  4,625              137
Presidential Life                                 3,000               68
Prime Group Realty Trust (REIT)                     600                5
Proassurance                                      4,200               76
Prosperity Bancshares                               500               16
Provident Bancorp                                   200                5
Provident Bankshares                              3,819               92
PS Business Parks (REIT)                          1,469               51
Quaker City Bancorp*                                901               29
R&G Financial                                     1,278               25
Raymond James Financial                           5,821              199
Realty Income (REIT)                              5,032              167
Reckson Associates Realty (REIT)                  5,100              126
Redwood Trust (REIT)                              1,389               38
Regency Centers (REIT)                            2,632               76
Republic Bancorp                                  6,790               95
Republic Bancorp, Cl A                              700                7
Republic Bancshares*                                400                7
ResortQuest International*                        2,600               19
RFS Hotel Investors (REIT)                        4,540               67
Riggs National                                    1,910               29
RLI                                               1,019               53
Royal Bancshares of Pennsylvania, Cl A              318                6
S&T Bancorp                                       3,300               84
S.Y. Bancorp                                        557               20
Sandy Spring Bancorp                              2,529               82
Santander Bancorp                                   600               12
Saul Centers (REIT)                               1,500               33
SCPIE Holdings                                    1,300               22
Seacoast Banking                                    765               36
Seacoast Financial Services                       5,300              104
Second Bancorp                                    1,000               24
Selective Insurance Group                         3,728              100
Senior Housing Properties Trust (REIT)            5,100               73
Shurgard Storage Centers                          4,980              169
Silicon Valley Bancshares*                        6,994              212
Simmons First National, Cl A                      1,054               34
SL Green Realty                                   3,792              127
SoundView Technology Group*                       7,000               16
South Financial Group                             7,240              147

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Southwest Bancorp of Texas*                       4,586            $ 153
Sovran Self Storage                               1,905               60
St. Francis Capital                                 900               21
Stancorp Financial                                4,410              243
State Auto Financial                              1,600               23
Staten Island Bancorp                             8,428              166
Sterling Bancorp                                  1,270               41
Sterling Bancshares                               5,952               79
Sterling Financial                                1,300               31
Stewart Information Services*                     1,600               32
Storage USA (REIT)                                2,769              118
Student Loan                                        999               92
Suffolk Bancorp                                   2,178               62
Summit Properties (REIT)                          3,500               86
Sun Communities                                   2,465               97
Susquehanna Bancshares                            5,504              135
SWS Group                                         3,430               69
Tanger Factory Outlet Centers (REIT)                500               13
Taubman Centers (REIT)                            4,000               60
Texas Regional Bancshares, Cl A                   1,986               87
The Trust Company of New Jersey                   2,559               61
Thornburg Mortgage (REIT)                         6,090              122
Tompkins Trustco                                  1,587               67
Town & Country Trust (REIT)                       2,000               44
Trammell Crow*                                    4,760               69
Trendwest Resorts*                                1,695               41
Triad Guaranty*                                   1,421               62
Troy Financial                                      420               11
Trustco Bank Corporation of New York              9,949              128
U.S. Restaurant Properties                        2,600               36
UCBH Holdings                                     2,654               95
UICI*                                             5,700              108
UMB Financial                                     2,214               95
Umpqua Holdings                                   1,891               28
United Bankshares                                 6,342              187
United Community Financial                        3,700               27
United Dominion Realty Trust (REIT)              15,300              242
United Fire & Casualty                              873               29
United National Bancorp                           1,839               43
Universal American Financial*                     6,300               43
Universal Health Realty Income Trust (REIT)       1,500               36
Unizan Financial                                  2,457               47
USB Holding                                       1,650               28
Ventas (REIT)                                    11,000              139
Vesta Insurance Group                             4,800               29
W Holding*                                        5,200               92
W.R. Berkley                                      3,232              186
Walter Industries                                 5,860               77
Washington Real Estate Investment Trust           5,400              155
Washington Trust Bancorp                          1,400               27
Waypoint Financial                                6,500              108
Weingarten Realty Investors (REIT)                4,070              209
Wesbanco                                          2,700               65
West Coast Bancorp                                3,600               54
Westamerica Bancorporation                        4,750              203
Westcorp                                          1,400               31
WFS Financial*                                    2,118               53
Whitney Holdings                                  4,504              225
Winston Hotels                                    1,600               15
Wintrust Financial                                1,341               31
World Acceptance*                                 1,200                8
WSFS Financial                                    1,200               22

The accompanying notes are an integral part of the financial statements.

(16      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Zenith National Insurance                           937         $     27
                                                                --------
                                                                  26,601
                                                                --------
HEALTH CARE - 11.0%
1-800 Contacts*                                     900               10
3Dimensional Pharmaceuticals*                       600                4
AAI Pharma*                                       1,500               54
ABIOMED*                                          2,000               22
Acacia Research*                                  3,720               42
Accredo Health*                                   3,908              224
Aclara Biosciences*                               4,700               16
Adolor*                                           4,366               49
Advanced Neuromodulation Systems*                   900               30
Advanced Tissue Science*                         10,168               32
Aksys*                                            3,210               28
Albany Molecular*                                 3,575               86
Alexion Pharmaceuticals*                          2,258               53
Align Technology*                                 1,400                7
Alpharma, Cl A                                    4,469               64
American Healthways*                              1,702               46
American Medical Systems*                         4,743              107
Ameripath*                                        4,067              109
Amsurg, Cl A*                                     3,602               98
Amylin Pharmaceuticals*                          10,230              102
Antigenetics*                                     2,000               28
Aphton*                                           2,100               25
Applied Molecular Evolution*                      2,300               20
Apria Healthcare Group*                           5,902              145
Arena Pharmaceuticals                             2,500               25
Ariad Pharmaceuticals*                            3,600               19
Arqule*                                           2,875               36
Array Biopharma*                                  3,450               45
Arrow International                               1,686               80
Arthrocare*                                       2,978               54
Aspect Medical Systems*                           2,800               25
Atrix Laboratories*                               3,580               82
ATS Medical*                                      4,800               10
AVANIR Pharmaceuticals*                          11,350               32
Avant Immunotherapeutics*                         8,000               14
AVI BioPharma*                                    2,000               16
Avigen*                                           2,800               31
Beverly Enterprises*                             14,400              104
BioMarin Pharmaceutical*                          4,000               42
Biopure*                                          2,000               21
Bio-Rad Laboratories, Cl A                        2,854              107
Biosite*                                          1,864               46
BioSphere Medical*                                  400                3
Bio-Technology General*                           8,641               42
Bone Care International*                          1,300               18
Boron, LePore & Associates*                         900               11
Bruker Daltronics*                                7,864               75
Caliper Technologies*                             3,000               39
CardioDynamics International*                     4,000               17
Cell Genesys*                                     5,100               86
Cell Pathways*                                    5,400               22
Cell Therapeutics*                                5,007              124
Cerus*                                            1,595               85
Charles River Laboratories International*         6,218              193
CIMA Labs*                                        2,577               69
Ciphergen Biosystems*                             3,600               22
Closure Medical*                                    600               12
Cobalt*                                             800                7

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Columbia Laboratories*                            3,400            $  17
Computerized Thermal Imaging*                     8,700                9
Conceptus*                                        1,400               30
Conmed*                                           4,159              104
Connetics*                                        5,200               50
Cooper                                            2,177              103
Corixa*                                           6,944               43
Corvas International*                             3,800               22
Corvel*                                             900               27
Covance*                                          9,985              202
Coventry Health Care*                             9,708              252
Cryolife*                                         2,351               49
Cubist Pharmaceuticals*                           3,939               73
Curis*                                            4,700               10
CV Therapeutics*                                  3,440              125
Cyberonics*                                       3,400               54
Cygnus*                                           4,853               19
Cytogen*                                         11,600               25
Datascope                                         1,569               46
Decode Genetics*                                  4,300               24
Deltagen*                                         1,500               10
Dendreon*                                         2,000               12
Diagnostic Products                               3,091              134
Dianon Systems*                                   1,284               83
Digene*                                           2,095               75
Diversa*                                          4,700               60
Durect*                                           2,800               22
DUSA Pharmaceuticals*                             1,900                8
Dyax*                                             2,700               10
Dynacq International*                               828               13
Edwards Lifesciences*                             8,907              249
Elan Rights                                       6,919               --
Emisphere Technologies*                           2,131               36
Endo Pharmaceuticals*                             3,100               31
Endocare*                                         1,800               35
Entremed*                                         2,300               17
Enzo Biochem*                                     4,038               82
Esperion Therapeutics*                            3,200               19
Exact Sciences*                                     400                4
Exelixis*                                         6,700               92
First Horizon Pharmaceutical*                     2,113               47
Genaissance Pharmaceuticals*                      2,000                6
Gene Logic*                                       4,000               78
Genelabs Technologies*                            6,000               11
Genencor International*                           1,500               17
Genome Therapeutics*                              3,000               17
GenStar Therapeutics*                             1,400                1
Genta*                                            3,700               62
Gentiva Health Services*                          2,800               69
Genzyme*                                          5,100               35
Genzyme Molecular Oncology*                       3,300               19
Genzyme Transgenics*                              2,900               10
Geron*                                            4,100               31
Guilford Pharmaceuticals*                         3,400               24
Haemonetics*                                      2,946               94
Harvard Bioscience*                               1,028                9
HealthExtras*                                     1,700                5
Hemispherx Biopharma*                             2,700               11
Hooper Holmes                                    10,074              106
Hyseq*                                            1,800               10
ICU Medical*                                      1,126               41
IDEXX Laboratories*                               4,937              133

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      17)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
IGEN International*                               2,175            $  82
ILEX Oncology*                                    4,685               81
Illumina*                                         2,600               25
Immune Response*                                  4,300                3
ImmunoGen*                                        5,900               65
Immunomedics*                                     6,260              119
Impath*                                           2,403               99
Impax Laboratories*                               2,500               17
INAMED*                                           2,090               69
Incyte Genomics*                                 10,800              129
InKine Pharmaceutical*                            9,000               17
Insmed*                                           4,600               13
Inspire Pharmaceuticals*                          2,200                4
Integra Lifesciences*                             2,192               62
Intermune*                                        4,699              141
Interneuron Pharmaceuticals*                      6,930               61
Intuitive Surgical*                               4,780               45
Invacare                                          3,081              116
Isis Pharmaceuticals*                             6,128               99
I-Stat*                                           2,500               18
Kendle International*                             1,400               26
Keryx Biopharmaceuticals*                         1,700                9
Kos Pharmaceuticals*                                600               17
Kosan Biosciences*                                1,900               15
K-V Pharmaceutical                                3,868              126
La Jolla Pharmaceutical*                          4,400               32
Large Scale Biology*                              1,800                6
Lexicon Genetics*                                 5,000               47
Lifepoint Hospitals*                              5,848              216
Ligand Pharmaceuticals*                           5,900              116
Luminex*                                          2,400               30
MacroChem*                                        4,300               14
Magellan Health Services*                         3,100               18
Martek Bioscience*                                2,900               91
Matrix Pharmaceutical*                            7,200               16
Maxim Pharmaceuticals*                            4,800               26
Maximus*                                          1,707               52
Maxygen*                                          4,100               51
Med-Design*                                       1,100               15
Medicines*                                        3,300               47
Mentor                                            3,108              112
MGI Pharma*                                       3,400               47
Mid-Atlantic Medical Services*                    7,191              205
Mine Safety Appliances                            1,277               48
Miravant Medical Technologies*                    1,900                2
Molecular Devices*                                2,600               47
NABI Biopharmaceuticals                           5,300               33
Nanogen*                                          1,900                8
NaPro BioTherapeutics*                            4,500               39
National Healthcare*                                900               15
NDC Health                                        4,745              173
NeoPharm*                                         2,067               44
Neose Technologies*                               1,700               54
Neurocrine Biosciences*                           4,076              165
Neurogen*                                         1,700               22
North American Scientific*                        1,000               13
Northfield Laboratories*                          2,600               18
Novavax*                                          2,000               23
Noven Pharmaceuticals*                            3,795               79
Novoste*                                          2,400               20
NPS Pharmaceuticals*                              4,290              140
Ocular Sciences*                                  2,480               69

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Onyx Pharmaceuticals*                             2,700            $  12
Option Care*                                      1,000               17
Orasure Technologies*                             3,600               22
Orchid Biosciences*                              10,630               28
Organogenesis*                                    4,500                6
Owens & Minor                                     5,000               98
Pacificare Health Systems*                        4,200               73
Pain Therapeutics*                                2,200               21
Paradigm Genetics*                                2,900                5
PAREXEL International*                            3,500               56
PDI*                                              1,189               20
Pediatrix Medical Group*                          3,115              127
Penwest Pharmaceuticals*                          2,600               50
Peregrine Pharmaceuticals*                       17,060               37
Perrigo*                                          9,000              108
Per-Se Technologies*                              4,200               51
Pharmaceutical Resources*                         2,765               59
Pharmacopeia*                                     3,100               41
Pharmacyclics*                                    2,427               19
Pharmos*                                          7,700               13
PolyMedica*                                       2,100               53
Possis Medical*                                   2,400               47
POZEN*                                            2,400               14
Praecis Pharmaceuticals*                          7,800               41
Progenics Pharmaceutical*                         1,200               18
Province Healthcare*                              5,303              168
PSS World Medical*                               11,800              116
Regeneration Technologies*                        1,700               12
Regeneron Pharmaceutical*                         4,320              108
RehabCare Group*                                  2,248               64
Renal Care*                                       7,289              239
Respironics*                                      4,511              146
Ribozyme Pharmaceuticals*                         1,400                4
Rigel Pharmaceuticals*                            3,300               12
Sangamo Biosciences*                              1,400               13
Sangstat Medical                                  3,898              105
SciClone Pharmaceuticals*                         3,900               17
Scios Nova*                                       7,045              204
Seattle Genetics*                                   800                4
Select Medical*                                   1,400               22
Sequenom*                                         4,000               28
Serologicals*                                     2,600               41
Sierra Health Services*                           3,587               47
Sola International*                               3,370               50
Sonosite*                                         1,900               37
Specialty Laboratories*                             782               19
SRI/Surgical Express*                               347                5
STERIS*                                          10,190              213
Stewart Enterprises, Cl A*                       14,930               89
Sunrise Assisted Living*                          2,611               71
SuperGen*                                         2,400               14
Surimodics*                                       2,358              103
Sybron Dental Specialties*                        5,878              118
Syncor International*                             3,529               96
Tanox*                                            4,330               61
Targeted Genetics*                                4,900               10
Techne*                                           6,157              170
Telik*                                            2,900               35
Texas Biotechnology*                              8,000               49
Theragenics*                                      3,907               39
Third Wave Technologies*                          1,400                5
Thoratec*                                         5,640               62

The accompanying notes are an integral part of the financial statements.

(18      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Titan Pharmaceuticals*                            3,400         $     24
Transgenomic*                                     1,800               16
Transkaryotic Therapies*                          4,665              201
Triangle Pharmaceuticals*                         6,500               33
Trimeris*                                         2,893              125
TriPath Imaging*                                  3,700               21
Tularik*                                          2,700               44
U.S. Physical Therapy*                              500                9
United Therapeutics*                              2,100               28
Urologix*                                         1,700               31
US Oncology*                                     16,816              148
V.I. Technologies*                                  600                3
Valentis*                                         4,200               12
Varian Medical Systems*                           4,650              176
Vasomedical*                                      8,300               24
VaxGen*                                           1,200               14
Ventana Medical Systems*                          1,800               36
Ventiv Health*                                    1,900                4
Versicor*                                         2,100               38
Vical*                                            2,700               25
Vidamed*                                          5,300               42
Vion Pharmaceuticals*                             4,000               16
ViroPharma*                                       2,500               13
VISX*                                             8,100              143
Vital Signs                                         460               17
West Pharmaceutical Services                      2,000               61
Zoll Medical*                                     1,287               49
                                                                --------
                                                                  14,723
                                                                --------
INDUSTRIALS - 14.9%
3D Systems*                                         800               13
A.O. Smith                                        1,231               31
AAR                                               4,431               48
ABM Industries                                    2,700               99
Active Power*                                     6,850               36
Acuity Brands                                     7,000              116
Administaff*                                      3,317               92
Advanced Energy Industries*                       3,117              112
Aeroflex*                                         9,514              122
AGCO                                             10,800              246
Airborne                                          7,600              133
Airtran Holdings*                                 9,100               55
Alaska Air Group*                                 3,900              130
Albany International, Cl A*                       2,900               88
Alexander & Baldwin                               6,000              166
Alliant Techsystems*                              3,647              372
Ambassadors International                           800                7
Amerco*                                           1,600               28
America West Holding, Cl B*                       4,300               24
American Superconductor*                          2,900               22
American Woodmark                                   800               50
AMETEK                                            4,600              171
Amtran*                                             700               10
ANC Rental*                                      11,900                4
Apogee Enterprises                                3,982               49
Arbitron*                                         4,285              145
Arkansas Best*                                    3,580               99
Armor Holdings*                                   3,144               85
Armstrong Holdings*                               5,400               17
Artesyn Technologies*                             4,999               47
Astec Industries*                                 3,220               57
Astropower*                                       2,083               87

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Atlantic Coast Airline*                           5,935            $ 142
Atlas Air Worldwide Holdings*                     3,326               44
Aviall*                                           2,300               21
Baldor Electric                                   3,480               79
Banta                                             3,701              132
Barnes Group                                      2,300               56
BE Aerospace*                                     6,953               69
Beacon Power*                                     4,202                2
Belden                                            3,649               87
BMC Industries                                    3,032                5
Bowne & Company                                   4,579               64
Brady, Cl A                                       2,665               97
Briggs & Stratton                                 3,243              149
Bright Horizons Family Solutions*                 1,518               45
Butler Manufacturing                                479               13
C&D Technologies                                  4,636               97
Career Education*                                 6,477              256
Carlisle Companies                                4,472              196
Casella Waste Systems*                            2,700               32
Catalytica Energy Systems*                        1,800                6
CCC Information Services Group*                   1,000                9
CDI                                               1,754               40
Central Parking                                   3,217               74
Century Business Services*                       14,600               51
Chemed                                            1,264               47
Choice Hotels International*                      4,700              113
Circor International                              1,000               21
CLARCOR                                           3,300              106
Coinstar*                                         3,197              108
CompX International*                                300                4
Consolidated Freightways*                         1,900               10
Consolidated Graphics*                            1,228               24
Coorstek*                                         1,078               41
Corinthian Colleges*                              1,170               59
Corporate Executive Board*                        5,412              203
CoStar Group*                                     1,900               43
Covenant Transport, Cl A*                           900               13
CPI                                               1,354               22
Cubic                                               937               61
CUNO*                                             2,300               85
Curtiss-Wright                                    1,566              104
Daisytek International*                           2,400               38
DiamondCluster International, Cl A*               3,800               49
Dollar Thrifty Automotive*                        4,160               88
Donaldson                                         5,728              230
DRS Technologies*                                 2,457              102
Dycom Industries*                                 7,410              111
Edison Schools*                                   4,710               65
EDO                                               1,269               34
Education Management*                             3,400              143
eFunds*                                           7,591              122
EGL*                                              6,200               98
Elcor                                             2,945               65
Electro Rent*                                     1,800               25
Electro Scientific Industries*                    4,036              148
Emcor Group*                                      1,662               96
Encompass Services*                              10,600               19
Encore Wire*                                      1,800               30
Energy Conversion Devices*                        2,031               42
Engineered Support Systems                        1,184               55
ESCO Technologies*                                1,377               53
Esterline Technologies*                           2,900               59

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      19)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
EXE Technologies*                                 4,800            $  10
Factset Research Systems                          3,101              125
Fairchild, Cl A*                                  2,100                5
First Consulting Group*                           2,200               22
Florida East Coast Industries*                    2,800               79
Flow International*                               1,250               12
Flowserve*                                        7,200              230
Forward Air*                                      2,112               67
Frontier Airlines*                                4,699               86
FTI Consulting*                                   2,263               70
Fuelcell Energy                                   4,911               77
G&K Services, Cl A                                3,509              131
Gardner Denver*                                   1,672               41
GenCorp                                           5,024               79
General Cable                                     5,900               84
Genlyte Group*                                    1,700               64
Global Payments                                   5,203              191
Gorman-Rupp                                         700               19
Graco                                             4,310              176
Granite Construction                              4,405              108
Griffon*                                          3,869               65
H Power                                           3,500                9
Harland John H.                                   4,344              126
Harsco                                            6,202              243
Headwaters*                                       4,500               69
Heartland Express*                                4,150               83
HEICO                                             1,400               22
Heidrick & Struggles International*               2,600               54
Hexcel*                                           3,400               14
Hunt (J B) Transport Services                     2,590               74
ICT Group*                                          300                7
IDEX                                              4,500              167
II-VI*                                            1,435               22
Information Resources*                            3,542               33
infoUSA*                                          5,200               40
Innovative Solutions and Support*                 1,500               15
Insituform Technologies, Cl A*                    3,490               88
Insurance Auto Auctions*                          2,004               34
Integrated Electrical Services                    4,900               25
Interpool                                         1,700               32
Ionics*                                           2,459               79
ITT Educational Services*                         3,550              160
JLG Industries                                    7,399              110
Kadant*                                           1,200               17
Kaman                                             3,300               56
Kansas City Southern Industries*                  9,145              146
Kaydon                                            3,900              105
Kelly Services, Cl A                              2,400               68
Kennametal                                        4,743              192
Kforce*                                           3,500               18
Kirby*                                            3,295               99
Knight Transportation*                            2,383               50
Korn Ferry International*                         6,930               69
Kroll*                                            1,988               33
Labor Ready*                                      8,000               62
Ladish*                                           1,400               16
Landauer                                          1,465               56
Landstar*                                         1,229              114
Lawson Products                                     490               14
Learning Tree International*                      1,700               41
Lennox International                              6,707               89
Lightbridge*                                      4,600               53

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Lincoln Electric Holdings                         5,364            $ 153
Lindsay Manufacturing                             1,547               38
Littelfuse*                                       2,615               65
Lydall*                                           3,400               48
Lynch Interactive*                                  341               15
Magnetek*                                         2,600               30
Mail-Well*                                        6,300               40
Manitowoc                                         3,627              143
Manufacturers' Services*                          3,500               18
MasTec*                                           3,900               31
McGrath Rentcorp                                    900               28
MCSi*                                             2,941               35
Medis Technologies*                                 800               10
MedQuist*                                         1,540               46
MemberWorks*                                      1,900               36
Mercury Computer Systems*                         2,748               88
Mesa Air Group*                                   4,090               46
Mesaba Holdings*                                  1,451               13
Microvision*                                      1,500               17
Midwest Express Holdings*                         1,758               32
Milacron                                          2,445               36
Millennium Cell*                                  1,900                8
Mobile Mini*                                      2,395               77
Moog, Cl A*                                       2,000               64
Morgan Group Holding*                               341               --
MPS Group                                        13,600              119
MSC Industrial Direct*                            6,700              153
Mueller Industries*                               4,089              143
Nacco Industries, Cl A*                           1,194               79
Nanophase Technologies*                           2,900               24
National Processing*                                800               23
National Service Industries                       1,100               11
Navigant Consulting*                              6,100               40
Navigant International*                           2,800               41
NCH                                                 626               33
NCI Building Systems*                             2,400               54
NCO Group*                                        2,700               75
New England Business Services                     2,500               64
Nordson                                           3,600              109
Nortek*                                           1,200               43
On Assignment*                                    3,100               55
Orbital Sciences*                                 4,869               26
Oshkosh Truck                                     2,802              159
Osmonics*                                         2,400               35
Overseas Shipholding Group                        3,800               92
Paxar*                                            6,247              105
Peco II*                                          1,900                9
Pegasus Solutions*                                4,310               80
Pemstar*                                          3,000               29
Penn Engineering & Manufacturing                  2,600               49
Perini*                                           1,717               10
Pitt-Des Moines                                     571               19
Pittston Brink's Group                            9,170              230
Prepaid Legal Services*                           2,694               77
Prg-Schultz International                         4,769               67
ProBusiness Services                              3,500               75
Proton Energy Systems*                            6,100               40
Quixote*                                            600               11
RailAmerica*                                      4,400               46
Rayovac*                                          3,170               49
Regal Beloit                                      2,700               69
Reliance Steel & Aluminum                         3,536               98

The accompanying notes are an integral part of the financial statements.

(20      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Resources Connection*                               900            $  26
Right Management Consultants*                     1,581               40
Roadway Express                                   2,200               81
Robbins & Myers                                   1,235               34
Rollins                                           2,000               42
Ryder System                                      8,000              236
SBA Communications*                               5,500               18
Schawk                                              600                6
Sequa*                                              770               40
Simpson Manufacturing*                            1,050               64
Sirius Satellite Radio*                          10,900               58
SLI                                               2,813                7
Sotheby's Holdings*                               2,800               45
Spherion*                                         8,058               89
SPS Technologies*                                 1,640               69
Standard Register                                 1,400               39
Standex International                             1,190               29
Stericycle*                                       2,412              151
Stewart & Stevenson Services                      3,700               72
Strayer Education                                 1,170               57
SureBeam*                                         1,000                6
Swift Transportation*                             9,010              197
Sylvan Learning Systems*                          4,460              126
Tecumseh Products, Cl A                           2,314              123
Teletech Holdings*                                6,290               84
Tennant                                           1,421               60
Terex*                                            7,198              163
Tetra Technologies*                               7,265              104
Thomas & Betts                                    8,600              182
Thomas Industries                                 2,084               61
Timken                                            7,500              173
TRC*                                                846               21
Tredegar                                          1,971               37
Trex*                                             1,000               24
Trinity Industries                                5,600              136
Triumph Group*                                    2,600              102
U.S. Industries                                  10,600               40
UniFirst                                          1,800               45
United Industrial                                 1,600               36
United Stationers*                                4,766              182
Universal Forest Products                         2,464               59
UNOVA*                                            6,300               50
URS*                                              3,062               97
USFreightways                                     4,412              156
USG                                               6,800               48
Valence Technology*                               4,550               14
Valmont Industries                                1,731               31
Vicor*                                            3,128               53
Volt Information Sciences*                          900               17
Wabash National                                   3,232               32
Wackenhut Corrections*                            1,100               16
Wackenhut, Cl A*                                  1,109               37
Wallace Computer Services                         5,600              113
Waste Connections*                                3,900              131
Watsco                                            3,456               62
Watson Wyatt & Company Holdings*                  1,400               38
Watts Industries                                  1,600               27
Werner Enterprises                                5,600              117
Wilson Greatbatch Technologies*                   1,183               30
Wolverine Tube*                                     916                8
Woodward Governor                                 1,441               99
Yellow*                                           3,500               92

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
York International                                6,030         $    216
                                                                --------
                                                                  20,014
                                                                --------
INFORMATION TECHNOLOGY - 17.1%
3DO Company*                                      5,500                6
Acclaim Entertainment*                            7,800               35
ACT Manufacturing*                                1,700               --
Actel*                                            3,139               65
Activision*                                       5,535              165
Actuate*                                          7,740               56
Adaptec*                                         16,430              220
ADE*                                              1,000               15
ADTRAN*                                           3,102               75
Advanced Digital Information*                    10,116              132
Agile Software*                                   4,503               54
Akamai Technologies*                             12,800               51
Allen Telecom*                                    3,667               24
Alliance Fiber Optic Products*                    2,000                2
Alliance Semiconductor*                           3,700               43
Alloy*                                            2,310               35
Allscripts Healthcare Solutions*                  4,820               30
Alpha Industries*                                 7,298              111
America Online Latin America, Cl A*               3,200                7
American Management Systems*                      6,148              115
ANADIGICS*                                        4,278               53
Analogic*                                           940               39
Anaren Microwave*                                 2,958               43
Andrew*                                          12,684              212
Anixter International*                            3,695              109
Ansoft*                                             700               13
Answerthink*                                      6,900               45
ANSYS*                                            2,163               59
Applied Innovation*                                 700                3
Arris Group*                                      7,500               70
Art Technology Group*                             7,800               16
Artisan Components*                               1,700               28
Ascential Software*                              41,500              160
AsiaInfo Holdings*                                3,806               50
Aspect Communication*                            11,103               43
Aspen Technology*                                 4,928              113
Asyst Technologies*                               5,530              101
ATMI*                                             4,037              127
Audiovox*                                         1,997               14
August Technology*                                  700               10
Auspex Systems*                                   5,968                7
Avanex*                                           6,360               26
Avant!*                                           6,145              123
AVICI Systems*                                    7,800               15
Avid Technology*                                  3,184               44
Avocent*                                          6,813              183
Aware*                                            3,200               20
AXT*                                              3,654               39
Barra*                                            1,703              103
BEI Technologies*                                 1,353               26
Bel Fuse                                          1,200               29
Bell Microproducts*                               2,000               21
Benchmark Electronics*                            3,049               85
Black Box*                                        3,036              147
Blue Martini Software                             4,000                6
Borland Software*                                 7,600               99
Braun Consulting*                                 1,700                7
Brio Software*                                    2,900                8

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      21)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Brooks Automation*                                2,996            $ 136
BSQUARE*                                          1,700                6
Cable Design Technologies*                        6,559               88
CacheFlow*                                        4,400                4
Caci International, Cl A*                         2,960              104
Caminus*                                          1,630               37
Carreker*                                         2,400               21
Carrier Access                                    3,400               10
Catapult Communications*                            850               21
C-COR.net*                                        5,358               96
Celeritek*                                        1,728               18
Centillium Communications*                        3,900               47
Centra Software*                                  2,968               14
Checkpoint Systems*                               4,346               69
ChipPAC, Cl A*                                    6,500               64
Chordiant Software*                               4,200               31
Ciber*                                            8,847               81
Click Commerce*                                   2,300                3
Cognex*                                           4,965              144
Cognizant Technology Solutions*                   1,200               51
Coherent*                                         4,226              143
Cohu                                              2,993               85
Comdisco                                         17,300                6
Commerce One*                                    46,200               72
Commscope*                                        7,580              132
Computer Network Technology*                      4,657               62
Concurrent Computer*                              9,540               79
Convera*                                          2,300                8
Copper Mountain Networks*                         7,200                7
Corillian*                                        2,700                9
Cosine Communications*                           10,900               13
Covansys*                                         2,700               20
Credence Systems*                                 8,999              198
Crossroads Systems*                               2,700               10
CTS*                                              4,315               70
Cymer*                                            4,764              237
Daktronics*                                       1,500               12
Datastream Systems*                               2,400               22
DDI*                                              6,200               53
Dendrite International                            5,201               56
Digex*                                            2,600                3
Digimarc*                                         1,400               27
Digital Insight*                                  4,300              118
Digital Lightwave*                                1,580               10
DigitalThink*                                     3,116                7
Digitas*                                          1,400                8
Dionex*                                           2,693               66
Ditech Communications*                            2,900               13
Divine*                                          54,000               27
DMC Stratex Networks*                            12,142               66
Docent*                                           6,500               12
Documentum*                                       6,296              160
DSP Group*                                        3,693               76
DuPont Photomasks*                                  681               35
DuraSwitch Industries*                              600                4
E.piphany*                                       10,200               77
Echelon*                                          3,450               62
Eclipsys*                                         6,549              107
Elantec Semiconductor*                            3,583              153
Electroglas*                                      3,130               53
Electronics for Imaging*                          7,981              146
Embarcadero Technologies*                         1,300               18

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Emcore*                                           3,100            $  30
Entegris*                                         5,800               94
Entrust*                                          7,000               36
EPIQ Systems*                                     1,530               24
ESS Technology*                                   5,210              108
Exar*                                             5,627              116
Excel Technologies*                                 900               20
Extensity*                                        1,900                3
F5 Networks*                                      2,820               66
Fair Isaac & Company*                             2,927              186
FalconStor Software*                              6,200               39
FEI*                                              2,386               85
Fibercore*                                        4,000                6
Filenet*                                          5,900              101
Fisher Scientific International*                  8,014              225
FLIR Systems*                                     1,922               92
Forrester Research*                               1,800               34
Franklin Electric                                 1,554               79
FreeMarkets*                                      4,491              103
FSI International*                                4,100               46
ftd.com*                                          1,200                7
Gartner                                          12,800              165
Genuity, Cl A*                                   40,346               35
Gerber Scientific                                 1,964               14
Global Imaging Systems*                           1,252               23
GlobespanVirata*                                 16,851              251
Handspring*                                       2,800               13
Harmonic*                                         8,981              104
Helix Technology                                  3,367               85
hi/fn*                                            1,016               12
HNC Software*                                     5,266               88
Hutchinson Technology*                            3,532               76
Hyperion Solutions*                               4,875              132
iBasis*                                           8,100                7
Identix*                                          5,870               52
IDX Systems*                                      2,500               44
IKON Office Solutions                            22,192              260
I-many*                                           5,500               27
Imation*                                          5,003              133
Indus International*                              4,300               22
Inet Technologies*                                1,519               14
Infocus*                                          5,956              108
Infogrames*                                       3,400               21
Infospace*                                       37,100               56
Inktomi*                                         20,860               72
Integral Systems*                                 1,241               25
Integrated Circuit Systems*                       4,614               94
Integrated Silicon Solution*                      3,988               51
InteliData Technologies*                          6,180                9
Inter-Tel                                         2,540               47
Interactive Intelligence*                           600                3
InterCept*                                        2,046               74
InterDigital Communications                       9,363               90
Intergraph*                                       7,400              130
Interland*                                        7,600               19
Intermagnetics General                            2,183               59
Internap Network Services*                       21,100               16
Internet Capital Group*                          36,210               23
Intertrust Technologies*                         10,600               13
InterVoice-Brite*                                 4,492               29
Iomega*                                           7,920               70
Itron*                                            1,991               59

The accompanying notes are an integral part of the financial statements.

(22      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
ITXC*                                             3,300            $  20
IXIA*                                             6,300               54
IXYS*                                             1,400               16
JD Edwards & Company*                            16,400              296
JDA Software*                                     3,200              102
JNI*                                              2,900               21
Kana Software                                     2,750               50
Keane*                                            7,900              135
Keithley Instruments                                724               16
Keynote Systems*                                  4,500               44
Kopin*                                           10,962              100
Kronos*                                           2,926              137
Kulicke & Soffa*                                  7,624              159
Lantronix*                                        2,700                7
Lecroy*                                           1,200               21
Legato Systems*                                  14,510              131
Lexar Media*                                      7,680               21
Liberate Technologies*                           16,532               98
LightPath Technologies*                           2,500                4
Loudcloud*                                        4,100                9
LSI Industries                                    1,911               38
LTX*                                              7,533              205
Macromedia*                                       9,358              191
Management Network Group*                         1,400                8
Manhattan Associates*                             2,467               94
MapInfo*                                          1,680               17
MatrixOne*                                        5,280               47
Mattson Technology*                               4,800               34
Maxwell Technologies*                             1,300               12
McAfee.com*                                         800               13
Measurement Specialties*                          1,100               --
Mechanical Technology*                            2,400                8
MEMC Electronic Materials*                        6,380               38
Merix*                                            1,948               36
MetaSolv*                                         5,200               39
Metawave Communications*                          4,739                2
Methode Electronics, Cl A*                        5,017               62
Micro General                                     1,300               18
Micro Systems*                                    2,605               66
Microsemi*                                        4,242               69
MicroStrategy*                                    7,200               22
Microtune*                                        4,551               65
MIPS Technologies, Cl A*                          6,900               51
MKS Instruments*                                  3,206              110
Moldflow*                                           500                7
MRO Software*                                     2,798               35
MRV Communications*                              12,259               35
MSC.Software*                                     4,000               92
MTS Systems                                       2,600               28
Multex.com*                                       4,100               19
Nanometrics*                                      1,043               19
Net2Phone*                                        2,400               12
Netegrity*                                        3,676               54
NetIQ*                                            6,314              138
NetRatings*                                       1,996               24
Netro*                                            4,900               14
NetScout Systems*                                 2,400               17
New Focus*                                        7,300               22
New Horizons Worldwide*                           2,000               24
Newport                                           5,694              136
Next Level Communications*                        2,700                4
NMS Communications*                               5,100               22

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Novadigm*                                         2,900            $  23
Novatel Wireless*                                 3,700                2
Novell*                                          55,170              215
Nu Horizons Electronics*                          2,200               22
Nuance Communications*                            3,767               26
Numerical Technologies*                           2,803               38
Nyfix*                                            3,493               52
Oak Technology*                                   7,100              106
ON Semiconductor*                                 5,300               22
ONYX Software*                                    7,700               38
Oplink Communications*                           20,600               32
OPNET Technologies*                               1,300               12
Optical Cable*                                      300               --
Optical Communication Products*                     700                2
OTG Software*                                     2,100               18
Overture Services*                                2,926               82
Packeteer*                                        3,200               24
Park Electrochemical                              2,356               68
PC-tel*                                           1,900               16
PEC Solutions*                                      552               14
Performance Technologies*                         1,100                9
Pericom Semiconductor*                            4,009               57
Perot Systems*                                    9,202              184
Phoenix Technology*                               3,200               44
Photon Dynamics*                                  2,627              134
Photronics*                                       3,896              131
Pinnacle Systems*                                 8,414               67
Pioneer Standard Electronics                      3,888               55
Pixelworks*                                       3,293               42
Planar Systems*                                   1,400               37
Plantronics*                                      5,140              108
Plato Learning*                                   1,956               35
Plexus*                                           6,485              153
PLX Technology*                                   3,050               37
Portal Software*                                 15,600               30
Powell Industries*                                  655               15
Power Integration*                                4,500               86
Powerwave Technologies*                           9,940              128
Presstek*                                         4,100               24
PRI Automation*                                   3,990               93
Progress Software*                                4,118               75
ProQuest*                                         1,971               85
Pumatech*                                         5,300                7
QRS*                                              1,791               21
Radiant Systems*                                  2,200               20
Radisys*                                          2,383               43
Rainbow Technologies*                             3,400               34
Rambus*                                          13,810              108
Read-Rite*                                       20,056               62
Red Hat*                                          3,800               22
Register.com*                                     2,868               26
REMEC*                                            6,300               58
Renaissance Learning*                             1,178               39
Research Frontiers*                               1,500               27
Richardson Electronics                              800               10
Rogers*                                           2,257               75
ROHN Industries*                                  1,300                2
Roper Industries                                  4,585              228
Roxio*                                            2,977               68
Rudolph Technologies*                             1,482               64
S1                                                9,460              146
Saba Software*                                    4,700               20

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      23)

SCHEDULE OF Investments March 31, 2002 (unaudited)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Safeguard Scientifics*                           17,400            $  52
Sanchez Computer Associates*                      1,900               13
Sapient*                                         16,121               77
SatCon Technology                                 1,000                3
SBS Technologies*                                 2,200               28
ScanSource*                                         829               50
SCM Microsystems*                                 2,545               30
SeaChange International*                          3,412               52
Secure Computing*                                 4,200               82
SeeBeyond Technology*                             5,050               39
Selectica*                                        2,300                9
Semitool*                                         2,200               29
SERENA Software*                                  2,435               47
SignalSoft*                                       2,600                5
Silicon Graphics*                                29,500              125
Silicon Image*                                    9,200               79
Silicon Laboratories*                             1,284               45
Silicon Storage Technology*                      12,590              133
Siliconix*                                          667               20
Simplex Solutions*                                  596                6
SIPEX*                                            3,700               41
Sirenza Microdevices                              1,400                8
SkillSoft*                                          929               21
Somera Communications*                            4,400               32
SONICblue*                                       14,459               36
SonicWALL*                                        6,119               80
Sorrento Networks*                                2,600                7
SpectraLink*                                      1,935               19
Spectrasite Holdings*                             9,500               10
Spectrian*                                        1,500               21
SpeechWorks International*                        3,600               28
SPSS*                                             2,301               40
Standard Microsystems*                            2,005               46
StarBase*                                        10,300                3
Starmedia Network*                               17,600                1
StarTek*                                          1,690               39
Stellent*                                         2,744               26
Stratos Lightwave*                                8,961               40
Sunrise Telecom*                                  1,900                6
Supertex*                                         1,700               36
SupportSoft*                                      3,000                9
Sykes Enterprises*                                3,000               29
Symmetricom*                                      3,342               21
Synplicity*                                       1,500               12
Syntel*                                             837               12
Systems & Computer Technologies*                  4,300               57
Take-Two Interactive Software*                    5,600              113
TALX                                              1,782               29
Technitrol*                                       5,176              123
Teledyne Technologies*                            4,441               74
Terayon Communications*                          10,211               87
Therma-Wave*                                      2,293               33
THQ*                                              3,911              192
Three Five Systems*                               3,138               47
Titan*                                            9,775              202
Tollgrade Communications*                         1,764               43
Tradestation Group*                               2,100                2
Transaction Systems Architects, Cl A*             5,100               58
TranSwitch*                                      15,900               52
Trikon Technologies*                              1,600               23
Trimble Navigation*                               3,490               58
TriQuint Semiconductor*                          20,948              252

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
TriZetto Group*                                   3,510         $     43
TTM Technologies*                                 2,450               24
Turnstone Systems*                                5,900               28
Ulticom*                                          1,200                9
Ultratech Stepper*                                2,850               59
Universal Access Global Holdings                  8,430               13
Universal Display*                                2,200               21
VA Software*                                      4,300                7
Varian Semiconductors*                            5,031              226
Vastera*                                          2,765               41
VEECO Instruments*                                4,456              156
Verity*                                           4,290               76
VerticalNet*                                      8,600                6
Viasat*                                           2,979               42
Viasystems Group*                                 9,800                3
Viewpoint*                                        5,500               33
Virage Logic*                                     1,200               18
Visual Network*                                   4,000               12
Vitria Technology*                               10,500               41
WatchGuard Technologies*                          2,800               18
Wave Systems, Cl A*                               6,800               17
WebEx Communications*                             2,681               44
webMethods*                                       3,740               64
Websense*                                         2,590               65
Western Digital*                                 29,380              183
Witness Systems*                                  1,600               23
WJ Communications*                                2,700                9
Woodhead Industries                               1,300               23
Xanser*                                           3,000                8
Xicor*                                            3,000               32
X-Rite                                            3,698               30
Xybernaut*                                       10,900               17
Zebra Technology, Cl A*                           4,075              220
Zixit*                                            1,625               11
Zomax*                                            4,400               32
Zoran*                                            2,999              131
Zygo*                                             2,148               35
                                                                --------
                                                                  22,970
                                                                --------
MATERIALS - 5.1%
A. Schulman                                       5,200               95
A.M. Castle & Company                               810                9
AEP Industries*                                     100                3
Airgas*                                           8,400              169
Albemarle                                         3,700              102
AMCOL International                               4,700               28
Ameron International                                886               64
AptarGroup                                        4,820              169
Arch Chemicals                                    3,700               82
Ball                                              8,336              394
Bethlehem Steel*                                 17,100                8
Brush Engineered Metals                           2,500               32
Buckeye Technologies*                             3,179               33
Calgon Carbon                                     3,900               33
Cambrex                                           3,469              146
Caraustar Industries                              3,650               38
Carpenter Technology                              3,000               87
Centex Construction Products                      1,022               41
Century Aluminum                                  2,190               36
ChemFirst                                         1,334               36
Chesapeake                                        2,286               62
Cleveland Cliffs                                    900               20

The accompanying notes are an integral part of the financial statements.

(24      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
Commercial Metals                                 1,565          $    66
Crompton                                         20,231              250
Crown Cork & Seal                                18,480              165
Cytec*                                            5,900              179
Deltic Timber                                     1,500               45
Earthshell*                                       7,800               11
Eden Bioscience*                                  2,500                6
Ferro                                             4,000              115
Florida Rock                                      2,812              112
Fuller H.B.                                       4,210              126
Georgia Gulf                                      4,992              134
Gibraltar Steel                                     500               11
Glatfelter                                        1,600               29
Greif Brothers, Cl A                              1,906               68
IMC Global                                       16,810              248
International Specialty Products*                 1,900               18
Ivex Packaging*                                   2,600               60
Kaiser Aluminum*                                  2,800                1
Liqui-Box                                           582               39
Longview Fibre                                    7,100               73
Louisiana-Pacific                                16,050              172
MacDermid                                         3,936               85
Millennium Chemicals                             10,645              157
Minerals Technologies                             2,921              153
Myers Industries                                  3,452               50
NL Industries                                     1,200               20
NN                                                1,100               12
Octel*                                            1,300               25
Oglebay Norton                                      300                3
Olin                                              4,800               90
Omnova Solutions                                  7,887               65
Oregon Steel Mills*                               2,800               21
Owens - Illinois*                                22,900              389
PolyOne                                          11,455              140
Pope & Talbot                                     1,967               29
Potlatch                                          4,200              141
Quaker Chemicals                                  1,964               46
Quanex                                            1,969               70
Rayonier                                          4,037              215
Roanoke Electric Steel                            1,100               15
Rock-Tenn, Cl A                                   1,900               41
RPM                                              16,140              251
RTI International Metals*                         3,049               35
Ryerson Tull                                      2,100               23
Scotts*                                           2,230              102
Silgan Holdings*                                  1,500               50
Southern Peru Copper                              1,921               25
Spartech                                          2,700               66
Steel Dynamics*                                   3,477               57
Stephan                                             900               24
Stillwater Mining*                                5,748              108
Symyx Technologies*                               4,300               89
Terra Industries*                                 5,400               14
Texas Industries                                  2,890              119
Titanium Metals*                                  5,300               29
Tremont                                             100                3
U.S. Concrete*                                    2,400               16
UCAR International*                              10,827              154
USEC                                             14,500               93
Wausau-Mosinee Paper                              8,200              105
Worthington Industries                           10,000              154
                                                                 -------
                                                                   6,899
                                                                 -------

SMALL CAP INDEX FUND (CONTINUED)

DESCRIPTION                                     SHARES         VALUE (000)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.8%
Adelphia Business Solutions*                      3,700          $    --
Aether Systems*                                   3,100               14
AirGate PCS*                                      3,376               47
Alamosa Holdings*                                10,500               53
Alaska Communications Systems Holdings*             900                7
AT & T Latin America, Cl A*                       5,700                9
Boston Communications Group*                      3,200               28
Centennial Communications, Cl A*                  1,000                4
Choice One Communication*                         1,200                2
Commonwealth Telephone Enterprises*               1,899               73
Conestoga Enterprises                             1,100               33
CT Communications                                 3,100               46
Dobson Communications, Cl A*                      2,900                9
Focal Communications*                               271                1
Focal Communications Warrants                     1,496               --
General Communication                             5,733               50
Golden Telecom*                                   1,000               15
Hickory Tech*                                     1,800               29
IDT*                                              6,500              131
Intrado*                                          2,358               51
ITC DeltaCom*                                     3,300                1
Leap Wireless International*                      4,405               37
Lexent*                                           2,400                8
Metro One Telecommunications*                     2,656               67
Neon Communications*                                700               --
Network Plus*                                     1,155               --
North Pittsburgh                                  1,900               27
NTELOS*                                           2,900               12
Price Communications*                             7,170              126
RCN*                                              4,800                7
Rural Cellular, Cl A*                             1,080                5
Terremark Worldwide*                             19,400                9
Touch America Holdings                           15,400               59
U.S. Unwired*                                     4,266               24
UbiquiTel*                                        7,700               19
Western Multiplex*                               15,584               37
Wireless Facilities*                              3,500               21
                                                                 -------
                                                                   1,061
                                                                 -------
UTILITIES - 3.4%
AGL Resources                                     7,600              179
American States Water                             1,176               41
Atmos Energy                                      5,733              135
Avista                                            8,204              127
California Water Service                          2,000               51
Cascade Natural Gas                               1,034               22
Central Vermont Public Service                    1,063               19
CH Energy Group                                   2,810              133
CLECO                                             5,805              139
Connecticut Water Services                        1,842               50
Covanta Energy*                                   6,500                5
DQE                                               7,800              166
El Paso Electric*                                 7,500              117
Empire District Electric                          2,500               53
Energen                                           3,937              104
Hawaiian Electric Industries                      5,342              235
Laclede Group                                     2,600               61
Madison Gas & Electric                            2,200               63
Middlesex Water                                   2,100               49
New Jersey Resources                              4,464              135
NewPower Holdings*                               13,100                5
Northwestern                                      3,631               80

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      25)

SCHEDULE OF Investments March 31, 2002 (unaudited)

SMALL CAP INDEX FUND (CONCLUDED)

DESCRIPTION                                SHARES/PAR (000)       VALUE (000)
--------------------------------------------------------------------------------
Northwestern Natural Gas                        3,552             $      99
NUI                                             1,901                    47
Oneok                                           7,900                   165
Otter Tail                                      4,400                   136
People's Energy                                 5,141                   202
Philadelphia Suburban                           7,898                   186
Piedmont Natural Gas                            4,294                   153
PNM Resources                                   5,504                   169
RGS Energy Group                                4,572                   179
Semco Energy                                    2,300                    22
Sierra Pacific Resources                       14,200                   214
SJW                                               717                    58
South Jersey Industries                         1,398                    44
Southern Union                                  4,565                    84
Southwest Gas                                   5,392                   135
Southwestern Energy*                            3,578                    45
UGI                                             3,800                   119
UIL Holdings                                    1,826                   106
Unisource Energy                                4,600                    94
WGL Holdings                                    7,242                   195
WPS Resources                                   4,039                   159
                                                                  ---------
                                                                      4,580
                                                                  ---------
TOTAL COMMON STOCKS                                                 128,217
                                                                  ---------
PREFERRED STOCK - 0.0%
Pegasus Communications                          6,500                    20
                                                                  ---------
TOTAL PREFERRED STOCK                                                    20
                                                                  ---------
U.S. TREASURY OBLIGATIONS - 0.7%
U.S. Treasury Bills (B)
   1.850%, 06/27/02                         $   1,000                   996
                                                                  ---------
TOTAL U.S. TREASURY OBLIGATIONS                                         996
                                                                  ---------
RELATED PARTY MONEY MARKET FUND - 3.5%
First American Prime Obligations Fund       4,705,963                 4,706
                                                                  ---------
TOTAL RELATED PARTY MONEY MARKET FUND                                 4,706
                                                                  ---------
TOTAL INVESTMENTS - 99.6%
   (Cost $113,095)                                                  133,939
                                                                  ---------
OTHER ASSETS AND LIABILITIES, NET - 0.4%                                588
                                                                  ---------
TOTAL NET ASSETS - 100.0%                                         $ 134,527
                                                                  ---------

* Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

(B) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

Cl - Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

(26      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

STATEMENTS OF Assets and Liabilities March 31, 2002 (unaudited), in thousands

                                                                                 EQUITY        MID CAP     SMALL CAP
                                                                             INDEX FUND     INDEX FUND    INDEX FUND
                                                                             ----------     ----------    ----------
ASSETS:
Investments in securities, at cost                                           $1,583,432      $ 236,085      $113,095
==========================================================================   ==========      =========      ========
Investments in securities, at value                                          $2,198,656      $ 259,798      $133,939
Cash                                                                                477             --             1
Collateral for securities loaned, at value                                      718,370         68,463         7,595
Dividends and interest receivable                                                 2,409            204           147
Capital shares sold                                                               1,947            484           370
Receivable for securities sold                                                       --             --           183
Other receivables                                                                   150             60            18
Prepaid expenses and other assets                                                   142             71            41
--------------------------------------------------------------------------   ----------      ---------      --------
TOTAL ASSETS                                                                 $2,922,151      $ 329,080      $142,294
==========================================================================   ==========      =========      ========
LIABILITIES:
Capital shares redeemed                                                           8,214             52           128
Payable upon return of securities loaned                                        718,370         68,463         7,595
Payable for securities purchased                                                     --             23            --
Payable to affiliates                                                               586             88            37
Distribution and shareholder servicing fees                                         216              4             5
Accrued expenses and other liabilities                                               21              6             2
--------------------------------------------------------------------------   ----------      ---------      --------
TOTAL LIABILITIES                                                               727,407         68,636         7,767
==========================================================================   ==========      =========      ========
NET ASSETS                                                                   $2,194,744      $ 260,444      $134,527
==========================================================================   ==========      =========      ========
COMPOSITION OF NET ASSETS:
Portfolio capital                                                             1,610,887        232,975       114,194
Undistributed net investment income                                                 132              2            48
Accumulated net realized gain (loss)                                            (31,160)         3,602          (627)
Unrealized appreciation of investments                                          615,224         23,713        20,844
Unrealized appreciation (depreciation) of futures                                  (339)           152            68
--------------------------------------------------------------------------   ----------      ---------      --------
NET ASSETS                                                                   $2,194,744      $ 260,444      $134,527
==========================================================================   ==========      =========      ========
CLASS A:
Net assets                                                                   $  206,793      $   4,298      $  2,101
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)          9,620            381           174
Net asset value, offering price, and redemption price per share              $    21.50      $   11.29      $  12.10
Maximum offering price per share (A)                                         $    22.75      $   11.95      $  12.80
CLASS B:
Net assets                                                                   $  103,426      $   1,689      $    364
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)          4,866            150            30
Net asset value, offering price, and redemption price per share (C)          $    21.26      $   11.22      $  12.00
CLASS C:
Net assets                                                                   $   32,939      $     413      $    235
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)          1,540             37            19
Net asset value, offering price, and redemption price per share (C)          $    21.39      $   11.26      $  12.10
Maximum offering price per share (B)                                         $    21.61      $   11.37      $  12.22
CLASS S:
Net assets                                                                   $   52,059      $   4,777      $ 18,500
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)          2,422            423         1,535
Net asset value, offering price, and redemption price per share              $    21.49      $   11.29      $  12.05
CLASS Y:
Net assets                                                                   $1,799,527      $ 249,267      $113,327
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)         83,764         22,066         9,350
Net asset value, offering price, and redemption price per share              $    21.48      $   11.30      $  12.12
--------------------------------------------------------------------------   ----------      ---------      --------

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(B) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

(C) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      27)

STATEMENTS OF Operations For the six months ended March 31, 2002 (unaudited), in thousands

                                                                           EQUITY        MID CAP     SMALL CAP
                                                                       INDEX FUND     INDEX FUND    INDEX FUND
                                                                       ----------     ----------    ----------
INVESTMENT INCOME:
Interest                                                                 $    664       $    113       $    60
Dividends                                                                  14,174          1,130           652
Securities lending                                                            288             32             5
Other                                                                          29             --            --
----------------------------------------------------------------------   --------       --------       -------
TOTAL INVESTMENT INCOME                                                    15,155          1,275           717
======================================================================   ========       ========       =======
EXPENSES:
Investment advisory fees                                                    2,639            277           213
Administrator and fund accounting fees                                      2,425            263           148
Transfer agent fees and expenses                                              417             61            41
Custodian fees                                                                106             11             5
Directors' fees                                                                 4              1             2
Registration fees                                                              46             12             7
Professional fees                                                              25              2             3
Printing                                                                       41              3             2
Distribution and shareholder servicing fees - Class A                         256              5             1
Distribution and shareholder servicing fees - Class B                         510              7             1
Distribution and shareholder servicing fees - Class C                         159              1             1
Shareholder service fees - Class S                                             56              5            21
Other                                                                          29              7            10
----------------------------------------------------------------------   --------       --------       -------
TOTAL EXPENSES                                                              6,713            655           455
======================================================================   ========       ========       =======
Less: Waiver of expenses                                                   (1,826)           (83)          (68)
----------------------------------------------------------------------   --------       --------       -------
TOTAL NET EXPENSES                                                          4,887            572           387
======================================================================   ========       ========       =======
INVESTMENT INCOME - NET                                                    10,268            703           330
======================================================================   ========       ========       =======
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES - NET:
Net realized gain (loss) on investments                                    (7,272)         2,441           658
Net realized gain on futures contracts                                      7,882          2,001           858
Net change in unrealized appreciation or depreciation of investments      199,445         43,822        20,183
Net change in unrealized appreciation or depreciation of
 futures contracts                                                         (1,391)           160            68
----------------------------------------------------------------------   --------       --------       -------
NET GAIN ON INVESTMENTS                                                   198,664         48,424        21,767
======================================================================   ========       ========       =======
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $208,932       $ 49,127       $22,097
======================================================================   ========       ========       =======

The accompanying notes are an integral part of the financial statements.

(28      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

STATEMENTS OF Changes IN Net Assets in thousands

                                                                                        EQUITY
                                                                                      INDEX FUND
                                                                              ------------------------
                                                                                 10/1/01       10/1/00
                                                                                      to            to
                                                                                 3/31/02       9/30/01
                                                                              ----------    ----------
                                                                              (unaudited)
OPERATIONS:
Investment income - net                                                       $   10,268    $   13,336
Net realized gain (loss) on investments                                           (7,272)        5,374
Net realized gain (loss) on futures contracts                                      7,882        (8,009)
Net change in unrealized appreciation or depreciation of investments             199,445      (424,413)
Net change in unrealized appreciation or depreciation of futures contracts        (1,391)          505
----------------------------------------------------------------------------  ----------    ----------
Net increase (decrease) in net assets resulting from operations                  208,932      (413,207)
----------------------------------------------------------------------------  ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                           (871)         (827)
  Class B                                                                            (70)         (107)
  Class C                                                                            (21)          (36)
  Class S                                                                           (195)           --
  Class Y                                                                         (9,511)      (12,164)
Net realized gain on investments:
  Class A                                                                             --        (4,071)
  Class B                                                                             --        (3,632)
  Class C                                                                             --        (1,074)
  Class S                                                                             --            --
  Class Y                                                                             --       (19,362)
Distribution in excess of net realized gain on investments:
  Class Y                                                                             --       (22,090)
----------------------------------------------------------------------------  ----------    ----------
Total distributions                                                              (10,668)      (63,363)
----------------------------------------------------------------------------  ----------    ----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Class A
  Proceeds from sales                                                             22,655        32,332
  Reinvestment of distributions                                                      834         5,450
  Payments for redemptions                                                       (24,692)      (38,360)
  Shares issued in connection with the acquisition of Fund net assets                 --        88,502
----------------------------------------------------------------------------  ----------    ----------
Increase (decrease) in net assets from Class A transactions                       (1,203)       87,924
----------------------------------------------------------------------------  ----------    ----------
Class B
  Proceeds from sales                                                              6,114        12,499
  Reinvestment of distributions                                                       68         3,673
  Payments for redemptions                                                        (8,070)      (16,026)
  Shares issued in connection with the acquisition of Fund net assets                 --        10,297
----------------------------------------------------------------------------  ----------    ----------
Increase (decrease) in net assets from Class B transactions                       (1,888)       10,443
----------------------------------------------------------------------------  ----------    ----------
Class C
  Proceeds from sales                                                              3,909        13,181
  Reinvestment of distributions                                                       21         1,076
  Payments for redemptions                                                        (3,550)       (7,527)
----------------------------------------------------------------------------  ----------    ----------
Increase in net assets from Class C transactions                                     380         6,730
----------------------------------------------------------------------------  ----------    ----------
Class S
  Proceeds from sales                                                             19,078         2,562
  Reinvestment of distributions                                                      189            --
  Payments for redemptions                                                        (9,298)          (13)
  Shares issued in connection with the acquisition of Fund net assets                 --        33,029
----------------------------------------------------------------------------  ----------    ----------
Increase (decrease) in net assets from Class S transactions                        9,969        35,578
----------------------------------------------------------------------------  ----------    ----------
Class Y
  Proceeds from sales                                                            355,184       357,991
  Reinvestment of distributions                                                    7,364        47,069
  Payments for redemptions                                                      (292,709)     (324,903)
  Shares issued in connection with the acquisition of Fund net assets                 --       484,952
----------------------------------------------------------------------------  ----------    ----------
Increase in net assets from Class Y transactions                                  69,839       565,109
----------------------------------------------------------------------------  ----------    ----------
Increase in net assets from capital share transactions                            77,097       705,784
----------------------------------------------------------------------------  ----------    ----------
Total increase (decrease) in net assets                                          275,361       229,214
NET ASSETS AT BEGINNING OF PERIOD                                              1,919,383     1,690,169
============================================================================  ==========    ==========
NET ASSETS AT END OF PERIOD                                                   $2,194,744    $1,919,383
============================================================================  ==========    ==========
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD                          $      132    $      532
============================================================================  ==========    ==========


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                              MID CAP                SMALL CAP
                                                                                            INDEX FUND              INDEX FUND
                                                                               ----------------------------------   ----------
                                                                                10/1/01      11/1/00     11/4/99*      10/1/01
                                                                                     to           to           to           to
                                                                                3/31/02      9/30/01     10/31/00      3/31/02
                                                                               --------     --------     --------     --------
                                                                              (unaudited)                            (unaudited)
OPERATIONS:
Investment income - net                                                        $    703     $  1,340     $    993     $    330
Net realized gain (loss) on investments                                           2,441       10,230       10,866          658
Net realized gain (loss) on futures contracts                                     2,001       (3,204)          --          858
Net change in unrealized appreciation or depreciation of investments             43,822      (43,987)       9,672       20,183
Net change in unrealized appreciation or depreciation of futures contracts          160           99           --           68
----------------------------------------------------------------------------   ---------    --------     --------     --------
Net increase (decrease) in net assets resulting from operations                  49,127      (35,522)      21,531       22,097
----------------------------------------------------------------------------   ---------    --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                            (8)         (15)         (10)          (2)
  Class B                                                                            --           --           (1)          --
  Class C                                                                            --           --           --           --
  Class S                                                                            (9)         (13)          --          (35)
  Class Y                                                                          (696)      (1,357)        (917)        (263)
Net realized gain on investments:
  Class A                                                                          (123)        (164)          --           --
  Class B                                                                           (49)         (83)          --           --
  Class C                                                                            (1)          --           --           --
  Class S                                                                          (151)          --           --           --
  Class Y                                                                        (7,355)     (10,756)          --           --
Distribution in excess of net realized gain on investments:
  Class Y                                                                            --           --           --           --
----------------------------------------------------------------------------   ----------   --------     --------     --------
Total distributions                                                              (8,392)     (12,388)        (928)        (300)
----------------------------------------------------------------------------   ----------   --------     --------     --------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Class A
  Proceeds from sales                                                             1,662          790        1,923        2,987
  Reinvestment of distributions                                                     129          177           10            2
  Payments for redemptions                                                       (1,145)        (581)        (281)      (1,418)
  Shares issued in connection with the acquisition of Fund net assets                --       67,948           --           --
----------------------------------------------------------------------------   ----------   --------     --------     --------
Increase (decrease) in net assets from Class A transactions                         646       68,334        1,652        1,571
----------------------------------------------------------------------------   ----------   --------     --------     --------
Class B
  Proceeds from sales                                                               273          681          887          237
  Reinvestment of distributions                                                      49           82            1           --
  Payments for redemptions                                                         (163)         (98)         (30)         (20)
  Shares issued in connection with the acquisition of Fund net assets                --           32           --           --
----------------------------------------------------------------------------   ----------   --------     --------     --------
Increase (decrease) in net assets from Class B transactions                         159          697          858          217
----------------------------------------------------------------------------   ----------   --------     --------     --------
Class C
  Proceeds from sales                                                               418           --           --          222
  Reinvestment of distributions                                                       1           --           --           --
  Payments for redemptions                                                          (28)          --           --           --
----------------------------------------------------------------------------   ----------   --------     --------     --------
Increase in net assets from Class C transactions                                    391           --           --          222
----------------------------------------------------------------------------   ----------   --------     --------     --------
Class S
  Proceeds from sales                                                             1,608        5,246           --        2,309
  Reinvestment of distributions                                                     117           10           --           34
  Payments for redemptions                                                       (2,054)        (103)          --       (1,216)
  Shares issued in connection with the acquisition of Fund net assets                --           --           --           --
----------------------------------------------------------------------------   ----------   --------     --------     --------
Increase (decrease) in net assets from Class S transactions                        (329)       5,153           --        1,127
----------------------------------------------------------------------------   ----------   --------     --------     --------
Class Y
  Proceeds from sales                                                            52,312       62,582      115,867       64,545
  Reinvestment of distributions                                                   6,169       10,450          812          162
  Payments for redemptions                                                      (25,035)     (42,614)     (11,088)     (23,616)
  Shares issued in connection with the acquisition of Fund net assets                --           --           --           --
----------------------------------------------------------------------------   ----------   --------     --------     --------
Increase in net assets from Class Y transactions                                 33,446       30,418      105,591       41,091
----------------------------------------------------------------------------   ----------   --------     --------     --------
Increase in net assets from capital share transactions                           34,313      104,602      108,101       44,228
----------------------------------------------------------------------------   ----------   --------     --------     --------
Total increase (decrease) in net assets                                          75,048       56,692      128,704       66,025
NET ASSETS AT BEGINNING OF PERIOD                                               185,396      128,704           --       68,502
============================================================================   ==========   ========     ========     ========
NET ASSETS AT END OF PERIOD                                                    $260,444     $185,396     $128,704     $134,527
============================================================================   ==========   ========     ========     ========
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD                           $      2     $     12     $     65     $     48
============================================================================   ==========   ========     ========     ========


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                      SMALL CAP
                                                                                     INDEX FUND
                                                                              -----------------------
                                                                                11/1/00     12/1/99
                                                                                     to          to
                                                                                9/30/01     10/31/00
                                                                              ---------     ---------
OPERATIONS:
Investment income - net                                                       $      93      $    77
Net realized gain (loss) on investments                                          (2,074)       6,829
Net realized gain (loss) on futures contracts                                        --           --
Net change in unrealized appreciation or depreciation of investments             (7,595)       6,540
Net change in unrealized appreciation or depreciation of futures contracts           --           --
----------------------------------------------------------------------------  ----------     --------
Net increase (decrease) in net assets resulting from operations                  (9,576)      13,446
----------------------------------------------------------------------------  ----------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                            --           --
  Class B                                                                            --           --
  Class C                                                                            --           --
  Class S                                                                            --           (8)
  Class Y                                                                           (75)         (91)
Net realized gain on investments:
  Class A                                                                           (17)          (2)
  Class B                                                                            --           --
  Class C                                                                            --           --
  Class S                                                                        (1,542)        (200)
  Class Y                                                                        (3,106)        (620)
Distribution in excess of net realized gain on investments:
  Class Y                                                                        (2,143)          --
----------------------------------------------------------------------------  ----------     ---------
Total distributions                                                              (6,883)        (921)
----------------------------------------------------------------------------  ----------     ---------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Class A
  Proceeds from sales                                                               220           33
  Reinvestment of distributions                                                      15            2
  Payments for redemptions                                                           (5)         (22)
  Shares issued in connection with the acquisition of Fund net assets                --           --
----------------------------------------------------------------------------  -----------    ---------
Increase (decrease) in net assets from Class A transactions                         230           13
----------------------------------------------------------------------------  -----------    ---------
Class B
  Proceeds from sales                                                               122           --
  Reinvestment of distributions                                                      --           --
  Payments for redemptions                                                           --           --
  Shares issued in connection with the acquisition of Fund net assets                --           --
----------------------------------------------------------------------------  -----------    ---------
Increase (decrease) in net assets from Class B transactions                         122           --
----------------------------------------------------------------------------  -----------    ---------
Class C
  Proceeds from sales                                                                --           --
  Reinvestment of distributions                                                      --           --
  Payments for redemptions                                                           --           --
----------------------------------------------------------------------------  -----------    ---------
Increase in net assets from Class C transactions                                     --           --
----------------------------------------------------------------------------  -----------    ---------
Class S
  Proceeds from sales                                                             4,610        7,421
  Reinvestment of distributions                                                   1,542          208
  Payments for redemptions                                                       (6,308)      (7,286)
  Shares issued in connection with the acquisition of Fund net assets                --           --
----------------------------------------------------------------------------  -----------    ---------
Increase (decrease) in net assets from Class S transactions                        (156)         343
----------------------------------------------------------------------------  -----------    ---------
Class Y
  Proceeds from sales                                                            19,643        6,872
  Reinvestment of distributions                                                   5,033          703
  Payments for redemptions                                                      (18,916)      (1,872)
  Shares issued in connection with the acquisition of Fund net assets                --           --
----------------------------------------------------------------------------  -----------    ---------
Increase in net assets from Class Y transactions                                  5,760        5,703
----------------------------------------------------------------------------  -----------    ---------
Increase in net assets from capital share transactions                            5,956        6,059
----------------------------------------------------------------------------  -----------    ---------
Total increase (decrease) in net assets                                         (10,503)      18,584
NET ASSETS AT BEGINNING OF PERIOD                                                79,005       60,421
============================================================================  ===========    =========
NET ASSETS AT END OF PERIOD                                                   $  68,502      $79,005
============================================================================  ===========    =========
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD                          $      18      $    --
============================================================================  ===========    =========

* Commencement of operations.

The accompanying notes are an integral part of the financial statements.

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      29)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                             NET ASSET                       REALIZED AND     DIVIDENDS
                                 VALUE              NET        UNREALIZED      FROM NET   DISTRIBUTIONS
                             BEGINNING       INVESTMENT    GAINS (LOSSES)    INVESTMENT            FROM
                             OF PERIOD    INCOME (LOSS)    ON INVESTMENTS        INCOME   CAPITAL GAINS
                           -----------  ---------------  ----------------  ------------  --------------
EQUITY INDEX FUND
Class A
 2002 (A) (9)               $  19.50        $  0.09          $  2.00         $ (0.09)       $    --
 2001 (9)                      27.75           0.18            (7.43)          (0.17)         (0.83)
 2000                          25.52           0.17             2.91           (0.17)         (0.68)
 1999                          20.61           0.21             5.36           (0.22)         (0.44)
 1998                          20.76           0.24             1.39           (0.24)         (1.54)
 1997                          15.49           0.12             5.70           (0.12)         (0.43)
Class B
 2002 (A) (9)               $  19.29        $  0.01          $  1.97         $ (0.01)       $    --
 2001 (9)                      27.49           0.00            (7.35)          (0.02)         (0.83)
 2000                          25.34           0.00             2.84           (0.01)         (0.68)
 1999                          20.49           0.05             5.30           (0.06)         (0.44)
 1998                          20.67           0.09             1.36           (0.09)         (1.54)
 1997                          15.43           0.12             5.67           (0.12)         (0.43)
Class C
 2002 (A) (9)               $  19.41        $  0.01          $  1.98         $ (0.01)       $    --
 2001 (9)                      27.66           0.00            (7.40)          (0.02)         (0.83)
 2000                          25.48           0.00             2.88           (0.02)         (0.68)
 1999 (1)                      25.35           0.06             0.13           (0.06)            --
Class S
 2002 (A) (9)               $  19.50        $  0.09          $  1.99         $ (0.09)       $    --
 2001 (2) (9)                  18.80           0.00             0.70            0.00             --
Class Y
 2002 (A) (9)               $  19.49        $  0.11          $  2.00         $ (0.12)       $    --
 2001 (9)                      27.74           0.23            (7.42)          (0.23)         (0.83)
 2000                          25.51           0.23             2.91           (0.23)         (0.68)
 1999                          20.60           0.28             5.35           (0.28)         (0.44)
 1998                          20.74           0.29             1.40           (0.29)         (1.54)
 1997                          15.47           0.29             5.70           (0.29)         (0.43)
--------                    --------        -------          -------         -------        -------
MID CAP INDEX FUND (C)
Class A
 2002 (A)                   $   9.38        $  0.02          $  2.29         $ (0.02)       $ (0.38)
 2001 (7) (9)                  12.56           0.05            (2.11)          (0.05)         (1.07)
 2000 (3)                      10.00           0.04             2.56           (0.04)            --
Class B
 2002 (A)                   $   9.33        $ (0.01)         $  2.28         $  0.00        $ (0.38)
 2001 (7) (9)                  12.52           0.00            (2.12)           0.00          (1.07)
 2000 (3)                      10.00          (0.01)            2.56           (0.03)            --
Class C
 2002 (A)                   $   9.38        $ (0.01)         $  2.27         $  0.00        $ (0.38)
 2001 (2) (9)                   9.07           0.00             0.31            0.00             --
Class S
 2002 (A)                   $   9.38        $  0.02          $  2.29         $ (0.02)       $ (0.38)
 2001 (5) (9)                  11.07           0.04            (1.67)          (0.06)            --
Class Y
 2002 (A)                   $   9.38        $  0.03          $  2.30         $ (0.03)       $ (0.38)
 2001 (7) (9)                  12.55           0.08            (2.11)          (0.07)         (1.07)
 2000 (3)                      10.00           0.08             2.55           (0.08)            --
--------                    --------        -------          -------         -------        -------
SMALL CAP INDEX FUND (D)
Class A
 2002 (A)                   $   9.68        $  0.04          $  2.41         $ (0.03)       $    --
 2001 (7) (9)                  12.23          (0.01)           (1.49)           0.00          (1.05)
 2000 (8)                      10.18          (0.01)            2.20            0.00          (0.14)
 1999 (5)                      10.00           0.00             0.19           (0.01)            --
Class B
 2002 (A)                   $   9.63        $  0.01          $  2.36         $  0.00        $    --
 2001 (6) (9)                  10.97          (0.01)           (1.33)           0.00             --
Class C
 2002 (A)                   $   9.68        $  0.00          $  2.43         $ (0.01)       $    --
 2001 (2) (9)                   9.49           0.00             0.19         $  0.00             --
Class S
 2002 (A)                   $   9.64        $  0.02          $  2.41         $ (0.02)       $    --
 2001 (7) (9)                  12.19          (0.01)           (1.49)           0.00          (1.05)
 2000 (8)                      10.17          (0.01)            2.18           (0.01)         (0.14)
 1999 (5)                      10.00           0.00             0.17            0.00             --
Class Y
 2002 (A)                   $   9.70        $  0.03          $  2.42         $ (0.03)       $    --
 2001 (7) (9)                  12.24           0.02            (1.50)          (0.01)         (1.05)
 2000 (8)                      10.19           0.02             2.19           (0.02)         (0.14)
 1999 (5)                      10.00           0.01             0.19           (0.01)            --
--------                    --------        -------          -------         -------        -------

(A) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(B) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(C) The financial highlights for the Mid Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Index Fund on September 24, 2001. In connection with such acquisition, (i) Firstar Class A shares were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(D) The financial highlights for the Small Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Index Fund on September 24, 2001. In connection with such acquisition, (i) Firstar Class A shares were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

The accompanying notes are an integral part of the financial statements.

(30      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                                 RATIO OF NET
                                                                                     RATIO OF      INVESTMENT
                                                                  RATIO OF NET    EXPENSES TO   INCOME (LOSS)
       NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
           VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
          END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
          PERIOD    RETURN (B)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
     -----------  ------------  --------------  -------------  ---------------  -------------  --------------  ----------

      $  21.50        10.73%      $  206,793         0.62%           0.81%           0.79%           0.64%          0%
         19.50       (26.95)         188,410         0.60            0.74            1.14            0.20           6
         27.75        12.11          134,180         0.60            0.62            1.14            0.08          16
         25.52        27.30          110,439         0.60            0.85            1.14            0.31           7
         20.61         8.50           46,010         0.60            1.11            1.13            0.58          14
         20.76        39.47           15,977         0.60            1.36            1.13            0.83           8

      $  21.26        10.29%      $  103,426         1.37%           0.06%           1.54%          (0.11)%         0%
         19.29       (27.49)          95,586         1.35           (0.01)           1.89           (0.55)          6
         27.49        11.25          121,092         1.35           (0.13)           1.89           (0.67)         16
         25.34        26.38           99,054         1.35            0.10            1.89           (0.44)          7
         20.49         7.66           44,122         1.35            0.37            1.88           (0.16)         14
         20.67        38.45           23,733         1.35            0.61            1.88            0.08           8

      $  21.39        10.27%      $   32,939         1.37%           0.06%           1.54%          (0.11)%         0%
         19.41       (27.51)          29,560         1.35           (0.01)           1.89           (0.55)          6
         27.66        11.32           34,811         1.35           (0.13)           1.89           (0.67)         16
         25.48         0.76           16,861         1.35            0.07            1.89           (0.47)          7

      $  21.49        10.68%      $   52,059         0.62%           0.81%           0.79%           0.64%          0%
         19.50         3.72           38,220         0.72            0.89            1.20            0.41           6

      $  21.48        10.82%      $1,799,527         0.37%           1.06%           0.54%           0.89%          0%
         19.49       (26.78)       1,567,607         0.35            0.99            0.89            0.45           6
         27.74        12.38        1,400,086         0.35            0.87            0.89            0.33          16
         25.51        27.61        1,206,072         0.35            1.11            0.89            0.57           7
         20.60         8.82          996,528         0.35            1.36            0.88            0.83          14
         20.74        39.85          557,258         0.35            1.62            0.88            1.09           8
----  --------       ------       ----------         ----           -----            ----           -----          --

      $  11.29        25.20%      $    4,298         0.75%           0.38%           0.82%           0.31%          9%
          9.38       (17.60)           2,972         0.75            0.51            0.80            0.46          43
         12.56        26.48            1,918         0.75            0.75            0.90            0.60          45

      $  11.22        24.87%      $    1,689         1.50%          (0.36)%          1.57%          (0.43)%         9%
          9.33       (18.15)           1,265         1.50           (0.24)           1.54           (0.28)         43
         12.52        25.65              905         1.50            0.00            1.65           (0.15)         45

      $  11.26        24.67%      $      413         1.50%          (0.38)%          1.57%          (0.45)%         9%
          9.38         3.42               --         0.00            0.00            0.00            0.00          43

      $  11.29        25.20%      $    4,777         0.75%           0.38%           0.82%           0.31%          9%
          9.38       (14.77)           4,301         0.75            0.47            0.80            0.42          43

      $  11.30        25.46%      $  249,267         0.50%           0.64%           0.57%           0.57%          9%
          9.38       (17.34)         176,857         0.50            0.75            0.53            0.72          43
         12.55        26.62          125,881         0.50            1.00            0.65            0.85          45
----  --------       ------       ----------         ----           -----            ----           -----          --

      $  12.10        25.16%      $    2,101         0.93%           0.49%           1.06%           0.36%         11%
          9.68       (12.76)             341         0.91           (0.07)           0.94           (0.10)        102
         12.23        21.81              177         0.99           (0.11)           1.09           (0.21)         32
         10.18         1.86              134         1.00           (0.15)           1.14           (0.29)         35

      $  12.00        24.51%      $      364         1.68%          (0.31)%          1.81%          (0.44)%        11%
          9.63       (12.11)             107         1.65           (0.84)           1.69           (0.88)        102

      $  12.10        24.95%      $      235         1.68%          (0.26)%          1.81%          (0.39)%        11%
          9.68         2.11               --         0.00            0.00            0.00            0.00         102

      $  12.05        25.13%      $   18,500         0.93%           0.40%           1.06%           0.27%         11%
          9.64       (12.82)          13,886         0.88           (0.05)           0.91           (0.08)        102
         12.19        21.54           18,057         0.99           (0.11)           1.09           (0.21)         32
         10.17         1.74           14,955         0.92           (0.06)           1.12           (0.26)         35

      $  12.12        25.19%      $  113,327         0.68%           0.66%           0.81%           0.53%         11%
          9.70       (12.56)          54,169         0.66            0.19            0.68            0.17         102
         12.24        21.93           60,771         0.69            0.19            1.09           (0.21)         32
         10.19         2.01           45,331         0.68            0.18            1.13           (0.27)         35
----  --------       ------       ----------         ----           -----            ----           -----         ---

(1) Class of shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(2) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Commenced operations on November 4, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Class of shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Commenced operations on December 30, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Class of shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30.
(8) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31.
(9) Per share data calculated using average shares method.

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      31)

NOTES TO Financial Statements MARCH 31, 2002 (UNAUDITED)

1 >  Organization
     The First American Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. (FAIF) which is a member of the First American Family of Funds. FAIF currently offers 44 funds, including the Funds. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     The Funds offer Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge for 18 months. Class S shares have no sales charge and are offered through banks and other financial institutions. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies, and strategies. All classes of shares of a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2 >  Summary of Significant Accounting Policies
     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses are borne by that Class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a Fund's securities are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.


     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for Federal income-tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. For

(32      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

     Federal-tax purposes, required distributions related to realized gains for security transactions are computed as of September 30 or October 31.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales and post-October losses for tax purposes. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.


     As of September 30, 2001, the following Funds had post-October and capital loss carryforwards (CLC) (000):

                               POST-OCTOBER     CLC AMOUNT     EXPIRATION DATE
     -------------------------------------------------------------------------
     Equity Index Fund               $4,055         $8,439                2008
     Small Cap Index Fund                --          2,106                2009
     -------------------------------------------------------------------------

     FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P and Russell Index futures contracts and other stock futures contracts.

     Upon entering into a futures contract, a Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for the Small Cap Index Fund and the Mid Cap Index Fund, prior to September 24, 2001, is that of Firstar Small Cap Index Fund and Firstar Mid Cap Index Fund, respectively.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3 >  Fees and Expenses

     ADVISOR FEES - U.S. Bancorp Asset Management, Inc., formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), a division of U.S. Bank National Association ("U.S. Bank"), serves as investment advisor to the Funds. Pursuant to an investment advisory agreement (the "Agreement"), the Advisor manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for the Equity Index Fund and Mid Cap Index Fund is equal to an annual rate of 0.25% of the average daily net assets. The fee for the Small Cap Index Fund is equal to an annual rate of 0.40% of average daily net assets. The Advisor voluntarily waived fees during the current fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     The Funds may invest in First American Funds, Inc. (FAF), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     ADMINISTRATION FEES - U.S. Bancorp Asset Management, Inc. ("USBAM"), and U.S. Bancorp Fund Services, LLC ("USBFS"), formerly known as Firstar Mutual Fund Services, LLC ("FMFS"), (collectively the "Administrators") serve as Co-Administrators pursuant to a Co-Administration Agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank, and U.S. Bank and USBFS are subsidiaries of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators are compensated to provide or compensate other entities to provide services to the Funds. These services include various legal oversight and administrative services, accounting services, transfer agency and dividend disbursing services,

FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      33)

NOTES TO Financial Statements MARCH 31, 2002 (UNAUDITED)

     and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. In addition, the Funds pay the Administrators annual fees of $18,500 per class for transfer agent services.

     For the six months ended March 31, 2002, administration fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows
     (000):

                                  USBAM       USBFS
     ----------------------------------------------
     Equity Index Fund           $1,857        $422
     Mid Cap Index Fund             195          44
     Small Cap Index Fund            94          21
     ----------------------------------------------

     CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian. The custodian fee is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, served as distributor for the Funds for the six months ended March 31, 2002. Under the respective distribution agreements, the Funds paid Quasar a monthly distribution and/or shareholder servicing fee equal to a rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, 1.00% of the Class C shares, and 0.25% of the Class S shares, which may be used by Quasar to provide compensation for sales support and distribution activities.

     FAIF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution and shareholder servicing fees are paid by Class Y shares. Under the agreements, Quasar paid the following amounts to U.S. Bank and its affiliates for the six months ended March 31, 2002 (000):

                                               U.S. BANCORP
                                U.S. BANK     PIPER JAFFRAY    U.S. BANK TRUST
     -------------------------------------------------------------------------
     Equity Index Fund               $253              $105                 36
     Mid Cap Index Fund                 5                 1                  5
     Small Cap Index Fund              20                --                  2
     -------------------------------------------------------------------------

     TRANSFER AGENT FEES - USBF is the transfer agent and dividend disbursement agent of FAIF pursuant to the Co-Administration Agreement. Transfer Agent fees of $7,388,661 in aggregate were paid to the Administrators for the six months ended March 31, 2002, for the First American Family of Funds. Fees paid to the Administrators by the Funds for the six months ended March 31, 2002, were as follows (000):

                              ADMINISTRATOR
     --------------------------------------
     Equity Index Fund                 $304
     Mid Cap Index Fund                  64
     Small Cap Index Fund               100
     --------------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution and shareholder servicing fees, administrator fees and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the period ended March 31, 2002, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                       CDSC
                                  AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE           AMOUNT SUBJECT TO CHARGE
     ------------------------------------------------------
       First                                       5.00%
       Second                                      5.00%
       Third                                       4.00%
       Fourth                                      3.00%
       Fifth                                       2.00%
       Sixth                                       1.00%
       Seventh                                     0.00%
       Eighth                                      0.00%
     -----------------------------------------------------

(34      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption -- whichever is less.

     For the six months ended March 31, 2002, sales charges for distributing the First American Family of Funds' shares were paid to Quasar.


4 >  Capital Share Transactions

     Capital share transactions for the Funds were as follows (000):

                                                                       EQUITY                   MID CAP
                                                                     INDEX FUND                INDEX FUND
                                                               ---------------------     ---------------------
                                                                 10/1/01     10/1/00       10/1/01     11/1/00
                                                                      to          to            to          to
                                                                 3/31/02     9/30/01       3/31/02     9/30/01
                                                               ---------   ---------     ---------    --------
                                                             (unaudited)               (unaudited)
Class A:
 Shares issued                                                     1,090       1,398           159          72
 Shares issued in lieu of cash distributions                          40         188            13          16
 Shares redeemed                                                  (1,170)     (1,653)         (108)        (52)
 Shares issued in connection with the acquisition of Fund
  net assets                                                          --       4,892            --         128
----------------------------------------------------------       -------     -------       -------     -------
TOTAL CLASS A TRANSACTIONS                                           (40)      4,825            64         164
==========================================================       =======     =======       =======     =======
Class B:
 Shares issued                                                       294         550            25          62
 Shares issued in lieu of cash distributions                           4         145             5           8
 Shares redeemed                                                    (387)       (720)          (16)         (9)
 Shares issued in connection with the acquisition of Fund
  net assets                                                          --         575            --           3
----------------------------------------------------------       -------     -------       -------     -------
TOTAL CLASS B TRANSACTIONS                                           (89)        550            14          64
==========================================================       =======     =======       =======     =======
Class C:
 Shares issued                                                       186         558            40          --
 Shares issued in lieu of cash distributions                           1          42            --          --
 Shares redeemed                                                    (170)       (336)           (3)         --
----------------------------------------------------------       -------     -------       -------     -------
TOTAL CLASS C TRANSACTIONS                                            17         264            37          --
==========================================================       =======     =======       =======     =======
Class S:
 Shares issued                                                       902         135           162         467
 Shares issued in lieu of cash distributions                           9          --            12           1
 Shares redeemed                                                    (449)         (1)         (210)         (9)
 Shares issued in connection with the acquisition of Fund
  net assets                                                          --       1,826            --          --
----------------------------------------------------------       -------     -------       -------     -------
TOTAL CLASS S TRANSACTIONS                                           462       1,960           (36)        459
==========================================================       =======     =======       =======     =======
Class Y:
 Shares issued                                                    16,850      15,778         5,023      11,763
 Shares issued in lieu of cash distributions                         351       1,896           617         967
 Shares redeemed                                                 (13,859)    (14,545)       (2,429)     (3,901)
 Shares issued in connection with the acquisition of Fund
  net assets                                                          --      26,818            --          --
----------------------------------------------------------       -------     -------       -------     -------
TOTAL CLASS Y TRANSACTIONS                                         3,342      29,947         3,211       8,829
==========================================================       =======     =======       =======     =======
NET INCREASE IN CAPITAL SHARES                                     3,692      37,546         3,290       9,516
==========================================================       =======     =======       =======     =======


[WIDE TABLE CONTINUED FROM ABOVE]

                                                                            SMALL CAP
                                                                            INDEX FUND
                                                               ---------------------------------
                                                                 10/1/01     11/1/00     12/1/99
                                                                      to          to          to
                                                                 3/31/02     9/30/01    10/31/00
                                                               ---------   ---------   ---------
                                                             (unaudited)
Class A:
 Shares issued                                                       260          20          33
 Shares issued in lieu of cash distributions                          --           2           2
 Shares redeemed                                                    (121)         (1)        (22)
 Shares issued in connection with the acquisition of Fund
  net assets                                                          --          --          --
----------------------------------------------------------        ------      ------      ------
TOTAL CLASS A TRANSACTIONS                                           139          21          13
==========================================================        ======      ======      ======
Class B:
 Shares issued                                                        21          11          --
 Shares issued in lieu of cash distributions                          --          --          --
 Shares redeemed                                                      (2)         --          --
 Shares issued in connection with the acquisition of Fund
  net assets                                                          --          --          --
----------------------------------------------------------        ------      ------      ------
TOTAL CLASS B TRANSACTIONS                                            19          11          --
==========================================================        ======      ======      ======
Class C:
 Shares issued                                                        19          --          --
 Shares issued in lieu of cash distributions                          --          --          --
 Shares redeemed                                                      --          --          --
----------------------------------------------------------        ------      ------      ------
TOTAL CLASS C TRANSACTIONS                                            19          --          --
==========================================================        ======      ======      ======
Class S:
 Shares issued                                                       203         420       7,421
 Shares issued in lieu of cash distributions                           3         149         208
 Shares redeemed                                                    (111)       (610)     (7,286)
 Shares issued in connection with the acquisition of Fund
  net assets                                                          --          --          --
----------------------------------------------------------        ------      ------      ------
TOTAL CLASS S TRANSACTIONS                                            95         (41)        343
==========================================================        ======      ======      ======
Class Y:
 Shares issued                                                     5,836       1,833       6,872
 Shares issued in lieu of cash distributions                          14         483         703
 Shares redeemed                                                  (2,086)     (1,693)     (1,872)
 Shares issued in connection with the acquisition of Fund
  net assets                                                          --          --          --
----------------------------------------------------------        ------      ------      ------
TOTAL CLASS Y TRANSACTIONS                                         3,764         623       5,703
==========================================================        ======      ======      ======
NET INCREASE IN CAPITAL SHARES                                     4,036         614       6,059
==========================================================        ======      ======      ======

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      35)

NOTES TO Financial Statements MARCH 31, 2002 (UNAUDITED)


5 >  Investment Security Transactions

     During the six months ended March 31, 2002, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                     PURCHASES      SALES
     ----------------------------------------------------
     Equity Index Fund                $112,190    $17,073
     Mid Cap Index Fund                 43,926     22,311
     Small Cap Index Fund               59,377     17,880
     ----------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2002, are as follows (000):

                             AGGREGATE     AGGREGATE                    FEDERAL
                                 GROSS         GROSS                     INCOME
                          APPRECIATION  DEPRECIATION          NET      TAX COST
    ---------------------------------------------------------------------------
    Equity Index Fund         $891,091     $(257,983)    $633,108     $ 113,091
    Mid Cap Index Fund          51,353       (28,182)      23,171       235,391
    Small Cap Index Fund        27,842        (6,934)      20,908     1,601,655
    ---------------------------------------------------------------------------


6 >  Futures Contracts

     The Funds' investment in S&P Index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of Fund assets devoted to replicating the composition of the S&P and Russell Indices while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for Federal income-tax purposes. At March 31, 2002, open long S&P 500 Index futures contracts for the Equity Index Fund; S&P 400 Index futures contracts for the Mid Cap Index Fund; and Russell 2000 Index futures contracts for the Small Cap Index Fund, were as follows:

                                        MARKET VALUE                 UNREALIZED
                          NUMBER OF       COVERED BY    SETTLEMENT   GAIN (LOSS)
     FUND                 CONTRACTS   CONTRACTS (000)        MONTH         (000)
     --------------------------------------------------------------------------
     Equity Index Fund          143          $41,084       June-02       $ (339)
     Mid Cap Index Fund          41           11,120       June-02          152
     Small Cap Index Fund        20            5,075       June-02           68
     --------------------------------------------------------------------------


7 >  Securities Lending Transactions

     In order to generate additional income, the Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 2002, the collateral purchased with cash received and held at March 31, 2002, with respect to such loans, and income generated during the six months ended March 31, 2002, from the program, were as follows (000):

                         MARKET VALUE OF            INCOME RECEIVED
     FUND              LOANED SECURITIES    FROM SECURITIES LENDING
     --------------------------------------------------------------
     Equity Index               $697,111                       $288
     Mid Cap Index                66,134                         32
     Small Cap Index               7,267                          5
     --------------------------------------------------------------

                         MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                         -------------------------------------------------------
                                                       OTHER FIXED-
                       REPURCHASE     MONEY MARKET           INCOME
     FUND              AGREEMENTS      INSTRUMENTS       SECURITIES        TOTAL
     ---------------------------------------------------------------------------
     Equity Index        $354,171          $72,797         $291,402     $718,370
     Mid Cap Index         33,754            6,938           27,771       68,463
     Small Cap Index        3,744              770            3,081        7,595
     ---------------------------------------------------------------------------

     Effective January 1, 2002, USBAM became the securities lending agent of the Funds. Prior to that, U.S. Bank served as Securities Lending Agent of the Funds. The Securities Lending Agent acts as the Securities Lending Agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, U.S. Bank and USBAM received $1,543,087 in aggregate securities lending fees for the six months ended March 31, 2002, for the First American Family of Funds. Fees generated from the Funds included in this annual report for securities lending were as follows
     (000):

     FUND
     ----------------------------
     Equity Index            $182
     Mid Cap Index             20
     Small Cap Index            4
     ----------------------------

(36      FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

8 > Fund Mergers
    On August 31, 2001, the shareholders of FAIF approved the agreement and plan of reorganization recommended by the Board of Directors, providing for the acquisition of Firstar Funds, Inc. On September 24, 2001, certain portfolios of FAIF, including newly formed shell portfolios (which were organized solely to acquire the assets and continue business of certain portfolios of the Firstar Funds) merged with certain portfolios of the Firstar Funds. The following table illustrates the specifics of the mergers of certain Funds included in the semiannual report (000):

                                                                        ACQUIRED
                                                                       FUNDS NET
     ACQUIRED FUND                ACQUIRING FUND                          ASSETS
     ---------------------------  -------------------------------  -----------------
     Firstar Equity Index         First American Equity Index (1)     $  616,780 (3)
      Class A                      Class A
      Class B                      Class B
      Class Y                      Class S
      Institutional Class          Class Y

     Firstar Mid Cap Index (1)    First American Mid Cap Index (2)       173,650
      Class A                      Class A
      Class B                      Class B
      Class Y                      Class S
     Institutional Class          Class Y

     Firstar Small Cap Index (1)  First American Small Cap Index (2)      64,167
      Class A                      Class A
      Class B                      Class B
      Class Y                      Class S
      Institutional Class          Class Y
     -------------------------------------------------------------------------------


[WIDE TABLE CONTINUED FROM ABOVE]

                                   SHARES ISSUED TO
                                    SHAREHOLDERS OF   ACQUIRING FUND     COMBINED    TAX STATUS
     ACQUIRED FUND                    ACQUIRED FUND       NET ASSETS   NET ASSETS   OF TRANSFER
     -------------------------------------------------------------------------------------------
     Firstar Equity Index                            $1,169,771        $1,786,551   Non-taxable
      Class A                             4,892
      Class B                               575
      Class Y                             1,826
      Institutional Class                26,818

     Firstar Mid Cap Index (1)                               --           173,650   Non-taxable
      Class A                               318
      Class B                               135
      Class Y                               441
      Institutional Class                18,874

     Firstar Small Cap Index (1)                             --            64,167   Non-taxable
      Class A                                35
      Class B                                11
      Class Y                             5,325
      Institutional Class                 1,641
     -------------------------------------------------------------------------------------------

     On December 11, 2000, the Class A, Class B, Institutional, and Trust Shares of the Mercantile Small Cap Equity Index were merged into Firstar Small Cap Index Fund. Also on that date the Class A and Class B shares of the Firstar Stellar Capital Appreciation Fund were merged into the Firstar Mid Cap Index Fund. The value of assets transferred and shares issued at the time of the tax-free merger were as follows:

                                                                             ACQUIRED
                                                                            FUNDS NET
     ACQUIRED FUND                              ACQUIRING FUND                 ASSETS
     --------------------------------------------------------------------------------
     Mercantile Small Cap Equity Index (1)      Firstar Small Cap Index (2)   $76,317
      Class A                                    Class A
      Class B                                    Class B
      Institutional Class                        Class Y
      Trust Class                                Institutional Class

     Firstar Stellar Capital Appreciation (1)   Firstar Mid Cap Index          67,980
      Class A                                    Class A
      Class B                                    Class B
     --------------------------------------------------------------------------------


[WIDE TABLE CONTINUED FROM ABOVE]

                                            SHARES ISSUED TO
                                             SHAREHOLDERS OF   ACQUIRING FUND     COMBINED    TAX STATUS
     ACQUIRED FUND                             ACQUIRED FUND       NET ASSETS   NET ASSETS   OF TRANSFER
     ---------------------------------------------------------------------------------------------------
     Mercantile Small Cap Equity Index (1)                                --      $ 76,317   Non-taxable
      Class A                                            18
      Class B                                            --
      Institutional Class                             1,610
      Trust Class                                     5,489

     Firstar Stellar Capital Appreciation (1)                       $123,696       191,676   Non-taxable
      Class A                                         6,166
      Class B                                             3
     ---------------------------------------------------------------------------------------------------

(1) Accounting Survivor
(2) Shell Portfolio
(3) Includes capital loss carryovers and unrealized appreciation in the amount of $8,439 and $121,745, respectively, for the Firstar Equity Index Fund

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002      37)

BOARD OF DIRECTORS First American Investment Funds, Inc.

      ROBERT DAYTON
      Director of First American Investment Funds, Inc.
      Retired; former Chief Executive Officer of Okabena Company

      ANDREW DUFF
      Director of First American Investment Funds, Inc.
      President and Chief Executive Officer of U.S. Bancorp Piper Jaffray

      ROGER GIBSON
      Director of First American Investment Funds, Inc.
      Vice President of North America-Mountain Region for United Airlines

      ANDREW HUNTER III
      Director of First American Investment Funds, Inc.
      Chairman of Hunter, Keith Industries, Inc.

      LEONARD KEDROWSKI
      Director of First American Investment Funds, Inc.
      Owner and President of Executive Management Consulting, Inc.

      JOHN MURPHY JR.
      Director of First American Investment Funds, Inc.
      Executive Vice President of U.S. Bancorp

      RICHARD RIEDERER
      Director of First American Investment Funds, Inc.
      Retired; former President and Chief Executive Officer of
      Weirton Steel

      JOSEPH STRAUSS
      Director of First American Investment Funds, Inc.
      Former Chairman of First American Investment Funds, Inc.
      Owner and President of Strauss Management Company

      VIRGINIA STRINGER
      Chairperson of First American Investment Funds, Inc.
      Owner and President of Strategic Management Resources, Inc.

      JAMES WADE
      Director of First American Investment Funds, Inc.
      Owner and President of Jim Wade Homes

[LOGO] FIRST AMERICAN FUNDS(TM)



DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR AND ADMINISTRATOR
         U.S. BANCORP ASSET MANAGEMENT, INC.,
         A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
         800 Nicollet Mall
         Minneapolis, Minnesota 55402

CUSTODIAN
         U.S. BANK NATIONAL ASSOCIATION
         180 East Fifth Street
         St. Paul, Minnesota 55101

DISTRIBUTOR
         QUASAR DISTRIBUTORS, LLC
         615 East Michigan Street, 2nd floor
         Milwaukee, WI 53202

INDEPENDENT AUDITORS
         ERNST & YOUNG LLP
         1400 Pillsbury Center
         200 South Sixth Street
         Minneapolis, Minnesota 55402

COUNSEL
         DORSEY & WHITNEY LLP
         50 South Sixth Street
         Minneapolis, Minnesota 55402





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FIRST AMERICAN FUNDS                                                Bulk Rate
P.O. Box 1330                                                     U.S. Postage
Minneapolis, MN 55440-1330                                            Paid
                                                                    Mpls, MN
                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND.

2102-02   5/2002   INDEXSAR